Filed with the U.S. Securities and Exchange Commission on October 7, 2022

1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	841	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	842	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
 615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 841 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to respond to SEC comments and make other non-material changes for two new series to the Trust: Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund.

PROSPECTUS

OSTERWEIS SHORT DURATION CREDIT FUND – ZEOIX
OSTERWEIS SUSTAINABLE CREDIT FUND – ZSRIX

October 10, 2022

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

OSTERWEIS SHORT DURATION CREDIT FUND
OSTERWEIS SUSTAINABLE CREDIT FUND

SUMMARY SECTION

OSTERWEIS SHORT DURATION CREDIT FUND

Investment Objective

The Osterweis Short Duration Credit Fund (the “Fund”) seeks low volatility and absolute returns consisting of income and moderate capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.10%
Total Annual Fund Operating Expenses	0.85%

(1)Annual Fund Operating Expenses have been restated to reflect current fees.
(2)The Zeo Short Duration Income Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund” or “Predecessor Short Duration Income Fund”), reorganized into the Fund following the close of business on October 7, 2022. Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $87	3 Years: $271	5 Years: $471	10 Years: $1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 131% of the
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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
average value of its portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance Information.”

Principal Investment Strategies

Osterweis Capital Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities and by actively managing interest rate and default risks. The Fund takes a sustainable credit approach to investment analysis, combining rigorous fundamental analysis with an in-depth evaluation of sustainable investing factors to identify investments. In doing so, the Fund’s strategy is managed with a focus on delivering low volatility and absolute returns by using fundamental analysis to construct a portfolio consisting primarily of carefully selected, short duration fixed-income securities issued by companies who prioritize making progress in key areas of sustainable business practices. Relative sustainable practices and exclusions based on specific environmental, social and governance (ESG) risks are both considerations in the Adviser’s fundamental and sustainable credit research process.

Under normal circumstances, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in fixed income securities of sustainable companies. The Fund defines a “sustainable company” as a company that seeks to improve its financial position and/or maintain its competitive advantage by, among other things, proactively addressing ESG risks material to its business operations. At the time of purchase, companies added to the Fund’s portfolio must, in the Adviser’s judgement, align with the Adviser’s proprietary Sustainability Spectrum® sustainable business practices criteria, as described below.

The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities. Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases, though the Fund primarily considers convertible bonds in which the equity conversion feature is not a significant portion of the bond’s value. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity.

Though the Fund can invest in securities domiciled in foreign countries (including emerging markets) and denominated in foreign currencies, the Fund invests primarily in securities denominated in U.S. dollars issued by issuers domiciled in developed markets. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks. The Adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 3.5 years or less by investing in short-term, medium-term and floating rate securities. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2 would be expected to decrease in price 2% for every 1% rise in interest rates.

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or
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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value. The Adviser believes that the combination of this fundamental analysis and the short duration characteristics of the securities result in a low volatility, absolute return risk profile.

The Adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the ESG factors most relevant to its operations. By recognizing that ESG risk factors are credit factors impacting a company’s creditworthiness, the Adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. The Adviser seeks to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making or are likely to make visible progress toward appropriate sustainable practices. The Adviser evaluates each issuer using its proprietary Sustainability Spectrum,® which considers each company’s level of awareness, strategy, execution, and measurement regarding relevant sustainability factors. By monitoring Sustainability Spectrum® status over time, the Adviser aims to invest in issuers who are proactively seeking to mitigate unexpected liabilities and volatility catalysts that can arise from neglected ESG risks. The Adviser leverages proprietary research that seeks to understand sustainable business practices and ESG risks for securities added to the portfolio. The Adviser considers ESG factors to be credit factors, and systematically integrates them into its credit analysis and investment decision-making process. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The Adviser does not employ negative screening. However, the Adviser tends to disqualify companies with exposure to industries with elevated risks and issues related to the five ESG focus areas noted below. Such industries include, for example, casinos (governance, external social), oil and gas (environmental) and weapons and alcohol (external social).

The Adviser utilizes a proprietary sustainability research database, fundamental sector research, and the portfolio managers’ evaluation in constructing the Fund’s portfolio. The portfolio management team also selects securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by Adviser. The sustainable credit research process considers environmental, social and governance risks and issues for an issuer through a review of five primary ESG focus areas: (1) environmental factors which assess environmental risks; (2) external social factors which assess the effect on people and communities outside of the company; (3) stakeholder factors which assess the effect on business constituents, such as employees, vendors and investors; (4) strategic and operational factors which assess the sustainability of the company’s business strategy and operations; (5) governance factors which assess ownership structure, risk management and oversight infrastructure and related exposures. The Adviser considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to an unfavorable evaluation of any one particular ESG factor if the overall analysis results in a favorable sustainability evaluation by the Adviser. Consistent with this approach, the Fund is permitted to invest in the securities of an issuer that may be at an earlier stage on the Adviser’s proprietary Sustainability Spectrum® with respect to ESG factors or has received lower ESG ratings from other commonly-known industry third-party services while also having a favorable non-ESG evaluation when measured at the time of investment, provided that the Adviser has determined that the company has placed and continues to maintain an acceptable level of emphasis on managing its ESG risks material to its business operations. The portfolio management team may also engage the issuer or relevant stakeholders of the issuer to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities.

The Adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and
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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns over time.

The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars. If the Fund invests in foreign currency denominated securities, the Fund restricts such activity to less than 50% of Fund assets.

The Adviser buys fixed income securities that meet its credit and sustainability analysis standards and that it believes offer the highest expected return among issuers of similar credit quality. The Adviser may sell a security when its expected return declines, the issuer’s credit quality or sustainability factors deteriorate, or to adjust portfolio-level duration or raise cash.

The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:

•Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Osterweis’ criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
•Debt Securities Risks:
◦Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative
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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
◦Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.
◦Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
◦Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
◦Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
•Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies
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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.
•Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.
•Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between United States and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.
•High Yield Securities (“Junk Bond”) Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
•Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones. Floating rate loans, for example, generally are subject to legal or contractual restrictions on resale. If the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods (i.e., more than seven days) before cash is received.
•Portfolio Turnover Risk: High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”): Certain instruments held by the Fund may pay an interest rate based on
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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
LIBOR, which is the offered rate for short-term loans between certain major international banks. The United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, while the remainder of LIBOR publications ceased at the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR.
•Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The Fund is the successor to the Predecessor Short Duration Income Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on October 7, 2022. The performance provided in the bar chart and table is that of the Predecessor Fund. The bar chart below illustrates how the Predecessor Fund’s total returns have varied from year to year for the past ten calendar years. The table below illustrates how the Predecessor Fund’s average annual total returns over time compare with a domestic broad-based market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.

Calendar Year Total Returns as of December 31,*

Best Quarter:	2Q, 2020	6.59%
Worst Quarter:	1Q, 2020	-10.73%

* The Predecessor Fund’s calendar year-to-date return as of September 30, 2022 was -9.82%.

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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND

Average Annual Total Returns As of December 31, 2021
	1 Year	5 Years	10 Years
Return Before Taxes	4.56%	3.09%	3.29%
Return After Taxes on Distributions	2.84%	1.59%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	1.71%	1.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	-1.54%	3.57%	2.90%
ICE BofA 0-2 Yr. Duration BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)(1)	3.47%	3.55%	3.06%
(1) Effective August 10, 2022, the primary benchmark changed from the Bloomberg U.S. Aggregate Bond Index to the ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index as the ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Investment Adviser

Osterweis Capital Management, LLC
Portfolio Managers

Venkatesh Reddy, CIO - Sustainable Credit – Portfolio Manager of the Fund and the Predecessor Fund since 2011.
Marcus Moore, CPA – Portfolio Manager of the Fund and the Predecessor Fund since July 2021.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Osterweis Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (866) 236-0050 or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

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SUMMARY SECTION        OSTERWEIS SHORT DURATION CREDIT FUND
Minimum Investments

	To Open A New Account	To Add to An Existing Account
Regular Accounts	$5,000	$100
Automatic Investment Plan	$5,000	$100
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$1,500	$100

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION    OSTERWEIS SUSTAINABLE CREDIT FUND

OSTERWEIS SUSTAINABLE CREDIT FUND

Investment Objective

The Osterweis Sustainable Credit Fund (the “Fund”) seeks risk-adjusted total returns consisting of income and moderate capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	1.47%
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement	-1.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reduction(3)	0.99%

(1)Annual Fund Operating Expenses have been restated to reflect current fees.
(2)The Zeo Sustainable Credit Fund, a series of Northern Lights Fund Trust (the "Predecessor Fund" or “Predecessor Sustainable Credit Fund”), reorganized into the Fund following the close of business on October 7, 2022. Other Expenses are based on estimated amounts for the current fiscal year.
(3)Osterweis Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (exclusive of front-end or contingent deferred sales loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expense such as litigation, or any class-specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 0.99% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least October 10, 2024, except that the Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s
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SUMMARY SECTION    OSTERWEIS SUSTAINABLE CREDIT FUND

operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $101	3 Years: $576	5 Years: $1,077	10 Years: $2,458

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 69% of the average value of its portfolio. For more information regarding the Predecessor Fund, please see the discussion under “Performance Information.”

Principal Investment Strategies

Osterweis Capital Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities and by actively managing interest rate and default risks. The Fund takes a sustainable credit approach to investment analysis, combining rigorous fundamental analysis with an in-depth evaluation of sustainable investing factors to identify investments. In doing so, the Fund’s strategy is managed with a focus on delivering risk-adjusted total returns consistent with capital preservation by constructing a portfolio consisting primarily of carefully selected fixed-income securities issued by companies who prioritize making progress in key areas of sustainable business practices. Relative sustainable practices and exclusions based on specific environmental, social and governance (ESG) risks are both considerations in the Adviser’s fundamental and sustainable credit research process.

Under normal circumstances, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in fixed income securities of sustainable companies. The Fund defines a “sustainable company” as a company that seeks to improve its financial position and/or maintain its competitive advantage by, among other things, proactively addressing ESG risks material to its business operations. At the time of purchase, companies added to the Fund’s portfolio must, in the Adviser’s judgement, align with the Adviser’s proprietary Sustainability Spectrum® sustainable business practices criteria, as described below.

The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities. Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases, though the Fund primarily considers convertible bonds in which the equity conversion feature is not a significant portion of the bond’s value. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity.

Though the Fund can invest in securities domiciled in foreign countries (including emerging markets) and denominated in foreign currencies, the Fund invests primarily in securities denominated in U.S. dollars issued by issuers domiciled in developed markets. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High
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yield bonds have a higher expected rate of default than higher quality bonds. The Fund may, from time to time, have significant exposure to one or more sectors of the market.

The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks. The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser seeks investments whose total return derives from company fundamentals through market cycles where the impact of external economic factors on creditworthiness or the need to time markets is limited. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the ESG factors most relevant to its operations. By recognizing that ESG risk factors are credit factors impacting a company’s creditworthiness, the Adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. The Adviser seeks to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making or are likely to make visible progress toward appropriate sustainable practices. The Adviser evaluates each issuer using its proprietary Sustainability Spectrum,® which considers each company’s level of awareness, strategy, execution, and measurement regarding relevant sustainability factors. By monitoring Sustainability Spectrum® status over time, the Adviser aims to invest in issuers who are proactively seeking to mitigate unexpected liabilities and volatility catalysts that can arise from neglected ESG risks. The Adviser leverages proprietary research that seeks to understand sustainable business practices and ESG risks for securities added to the portfolio. The Adviser considers ESG factors to be credit factors, and systematically integrates them into its credit analysis and investment decision-making process. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The Adviser does not employ negative screening. However, the Adviser tends to disqualify companies with exposure to industries with elevated risks and issues related to the five ESG focus areas noted below. Such industries include, for example, casinos (governance, external social), oil and gas (environmental) and weapons and alcohol (external social).

The Adviser utilizes a proprietary sustainability research database, fundamental sector research, and the portfolio managers’ evaluation in constructing the Fund’s portfolio. The portfolio management team also selects securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by Adviser. The sustainable credit research process considers environmental, social and governance risks and issues for an issuer through a review of five primary ESG focus areas: (1) environmental factors which assess environmental risks; (2) external social factors which assess the effect on people and communities outside of the company; (3) stakeholder factors which assess the effect on business constituents, such as employees, vendors and investors; (4) strategic and operational factors which assess the sustainability of the company’s business strategy and operations; and (5) governance factors which assess ownership structure, risk management and oversight infrastructure and related exposures. The Adviser considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to an unfavorable evaluation of any one particular
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ESG factor if the overall analysis results in a favorable sustainability evaluation by the Adviser. Consistent with this approach, the Fund is permitted to invest in the securities of an issuer that may be at an earlier stage on the Adviser’s proprietary Sustainability Spectrum® with respect to ESG factors or has received lower ESG ratings from other commonly-known industry third-party services while also having a favorable non-ESG evaluation when measured at the time of investment, provided that the Adviser has determined that the company has placed and continues to maintain an acceptable level of emphasis on managing its ESG risks material to its business operations. The portfolio management team may also engage the issuer or relevant stakeholders of the issuer to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities.

The Adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns over time.

The Adviser manages interest rate risk primarily by varying the average duration of the Fund’s portfolio. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

The Adviser manages foreign currency risk by seeking securities denominated in U.S. dollars. If the Fund invests in foreign currency denominated securities, the Fund may purchase or sell foreign currencies if the Adviser determines that hedging the currency risk is appropriate. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. However, the Adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The Adviser buys fixed income securities that meet its credit and sustainability analysis standards and that it believes offer the highest expected risk-adjusted return among issuers of similar credit quality and to adjust portfolio-level exposure such as duration. The Adviser may sell a security when its expected return declines, the issuer’s credit quality or sustainability factors deteriorate, or to adjust portfolio level duration or raise cash.

The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund:

•Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund's performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across
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companies and industries. Osterweis’ criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
•Debt Securities Risks:

◦Credit Risk: The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in a security’s credit rating may affect a security’s value. In addition, investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
◦Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.
◦Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
◦Interest Rate Risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as interest-only securities, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
◦Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment
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with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
•High Yield Securities (“Junk Bond”) Risk: Investing in fixed income securities that are rated below investment grade involves risks such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.
•Sector Emphasis Risk: The Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
•Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objectives.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.
•Currency Risk: Fluctuations in currency exchange rates may adversely affect the value of the Fund’s investments in foreign securities as well as the value of the Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.
•Foreign Securities and Emerging Markets Risk: Investing in foreign securities may involve increased risks due to political, social and economic developments abroad, and differences between United States and foreign regulatory practices. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund.
•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to
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the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Liquidity Risk: Securities purchased by the Fund may become illiquid particularly during periods of market turbulence. Illiquid investments may be more difficult to trade and value than liquid ones. Floating rate loans, for example, generally are subject to legal or contractual restrictions on resale. If the Fund is forced to sell these investments promptly to meet redemption requests or for other needs, the Fund may incur a loss. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods (i.e., more than seven days) before cash is received.
•Municipal Securities Risk: Investing in various municipal securities may involve risk related to the ability of the municipalities to continue to meet their obligations for the payment of interest and principal when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve liquidity.
•Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
•Portfolio Turnover Risk: High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
•Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”): Certain instruments held by the Fund may pay an interest rate based on LIBOR, which is the offered rate for short-term loans between certain major international banks. The United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR.
•Small and Medium Company Risk: Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.
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•U.S. Government and Agency Issuer Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The Fund is the successor to the Predecessor Sustainable Credit Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on October 7, 2022. The performance provided in the bar chart and table is that of the Predecessor Fund.The bar chart below illustrates how the Predecessor Fund’s total returns have varied from year to year. The table below illustrates how the Predecessor Fund’s average annual total returns over time compare with a domestic broad-based market index. The Predecessor Fund’s past performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.osterweis.com.

Calendar Year Total Returns as of December 31,*

Best Quarter:	2Q, 2020	5.45%
Worst Quarter:	1Q, 2020	-11.08%

* The Predecessor Fund’s calendar year-to-date return as of September 30, 2022 was -9.60%.

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Average Annual Total Returns as of December 31, 2021
	1 Year	Since Inception of the Fund (5/31/2019)
Return Before Taxes	5.63%	2.42%
Return After Taxes on Distributions	3.54%	0.91%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	1.20%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	-1.54%	3.68%
ICE BofA Single-B U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)(1)	4.88%	5.85%
(1) Effective August 10, 2022, the primary benchmark changed from the Bloomberg U.S. Aggregate Bond Index to the ICE BofA Single-B U.S. High Yield Index as the ICE BofA Single-B U.S. High Yield Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Investment Adviser

Osterweis Capital Management, LLC

Portfolio Managers

Venkatesh Reddy, CIO - Sustainable Credit – Portfolio Manager of the Fund and the Predecessor Fund since 2011.
Marcus Moore, CPA – Portfolio Manager of the Fund and the Predecessor Fund since July 2021.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Osterweis Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (866) 236-0050 or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

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Minimum Investments

	To Open A New Account	To Add to An Existing Account
Regular Accounts	$5,000	$100
Automatic Investment Plan	$5,000	$100
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$1,500	$100

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT STRATEGIES AND RISKS

The investment objectives described in the Summary Sections and the investment strategies described in the Summary Sections and below are non-fundamental, which means that they may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that each Fund will achieve its investment objectives. Osterweis Capital Management, LLC is the investment adviser to the Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund.

Principal Investment Strategies

Osterweis Short Duration Credit Fund

The investment objective of the Fund is to seek low volatility and absolute returns consisting of income and moderate capital appreciation.

The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks. The Adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 3.5 years or less by investing in short-term, medium-term and floating rate securities. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2 would be expected to decrease in price 2% for every 1% rise in interest rates.

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value. The Adviser believes that the combination of this fundamental analysis and the short duration characteristics of the securities result in a low volatility, absolute return risk profile.

The Adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the ESG factors most relevant to its operations. By recognizing that ESG risk factors are credit factors impacting a company’s creditworthiness, the Adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. The Adviser seeks to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making or are likely to make visible progress toward appropriate sustainable practices. The Adviser evaluates each issuer using its proprietary Sustainability Spectrum,® which considers each company’s level of awareness, strategy, execution, and measurement regarding relevant sustainability factors. By monitoring Sustainability Spectrum® status over time, the Adviser aims to invest in issuers who are proactively seeking to mitigate unexpected liabilities and volatility catalysts that can arise from neglected ESG risks. The Adviser leverages proprietary research that seeks to understand sustainable business practices and ESG risks for securities added to the portfolio. The Adviser considers ESG factors to be credit factors, and systematically integrates them into its credit analysis and investment decision-making process. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The Adviser does not employ negative screening. However, the Adviser tends to disqualify companies with exposure to industries with elevated risks and issues related to the five ESG focus areas noted below. Such industries include, for example, casinos (governance, external social), oil and gas (environmental) and weapons and alcohol (external social).

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The Adviser utilizes a proprietary sustainability research database, fundamental sector research, and the portfolio managers’ evaluation in constructing the Fund’s portfolio. The portfolio management team also selects securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by Adviser. The sustainable credit research process considers environmental, social and governance risks and issues for an issuer through a review of five primary ESG focus areas: (1) environmental factors which assess environmental risks; (2) external social factors which assess the effect on people and communities outside of the company; (3) stakeholder factors which assess the effect on business constituents, such as employees, vendors and investors; (4) strategic and operational factors which assess the sustainability of the company’s business strategy and operations; (5) governance factors which assess ownership structure, risk management and oversight infrastructure and related exposures. The Adviser considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to an unfavorable evaluation of any one particular ESG factor if the overall analysis results in a favorable sustainability evaluation by the Adviser. Consistent with this approach, the Fund is permitted to invest in the securities of an issuer that may be at an earlier stage on the Adviser’s proprietary Sustainability Spectrum® with respect to ESG factors or has received lower ESG ratings from other commonly-known industry third-party services while also having a favorable non-ESG evaluation when measured at the time of investment, provided that the Adviser has determined that the company has placed and continues to maintain an acceptable level of emphasis on managing its ESG risks material to its business operations. The portfolio management team may also engage the issuer or relevant stakeholders of the issuer to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities.

The Adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns over time.

The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars. If the Fund invests in foreign currency denominated securities, the Fund restricts such activity to less than 50% of Fund assets.

The Adviser buys fixed income securities that meet its credit and sustainability analysis standards and that it believes offer the highest expected return among issuers of similar credit quality. The Adviser may sell a security when its expected return declines, the issuer’s credit quality or sustainability factors deteriorate, or to adjust portfolio-level duration or raise cash.

The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.

Osterweis Sustainable Credit Fund
The investment objective of the Fund is to seek risk-adjusted total returns consisting of income and moderate capital appreciation.

The Adviser seeks to preserve the Fund’s principal by managing interest rate, default and currency risks. The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser seeks investments whose total return derives from company fundamentals through market cycles where the impact of external economic factors on creditworthiness or the need to time markets is limited. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

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The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the ESG factors most relevant to its operations. By recognizing that ESG risk factors are credit factors impacting a company’s creditworthiness, the Adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. The Adviser seeks to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making or are likely to make visible progress toward appropriate sustainable practices. The Adviser evaluates each issuer using its proprietary Sustainability Spectrum,® which considers each company’s level of awareness, strategy, execution, and measurement regarding relevant sustainability factors. By monitoring Sustainability Spectrum® status over time, the Adviser aims to invest in issuers who are proactively seeking to mitigate unexpected liabilities and volatility catalysts that can arise from neglected ESG risks. The Adviser leverages proprietary research that seeks to understand sustainable business practices and ESG risks for securities added to the portfolio. The Adviser considers ESG factors to be credit factors, and systematically integrates them into its credit analysis and investment decision-making process. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The Adviser does not employ negative screening. However, the Adviser tends to disqualify companies with exposure to industries with elevated risks and issues related to the five ESG focus areas noted below. Such industries include, for example, casinos (governance, external social), oil and gas (environmental) and weapons and alcohol (external social).

The Adviser utilizes a proprietary sustainability research database, fundamental sector research, and the portfolio managers’ evaluation in constructing the Fund’s portfolio. The portfolio management team also selects securities based on an issuer’s ability to manage the ESG risks to which its business is exposed, as determined by Adviser. The sustainable credit research process considers environmental, social and governance risks and issues for an issuer through a review of five primary ESG focus areas: (1) environmental factors which assess environmental risks; (2) external social factors which assess the effect on people and communities outside of the company; (3) stakeholder factors which assess the effect on business constituents, such as employees, vendors and investors; (4) strategic and operational factors which assess the sustainability of the company’s business strategy and operations; and (5) governance factors which assess ownership structure, risk management and oversight infrastructure and related exposures. The Adviser considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to an unfavorable evaluation of any one particular ESG factor if the overall analysis results in a favorable sustainability evaluation by the Adviser. Consistent with this approach, the Fund is permitted to invest in the securities of an issuer that may be at an earlier stage on the Adviser’s proprietary Sustainability Spectrum® with respect to ESG factors or has received lower ESG ratings from other commonly-known industry third-party services while also having a favorable non-ESG evaluation when measured at the time of investment, provided that the Adviser has determined that the company has placed and continues to maintain an acceptable level of emphasis on managing its ESG risks material to its business operations. The portfolio management team may also engage the issuer or relevant stakeholders of the issuer to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities.

The Adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and
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responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns over time.

The Adviser manages interest rate risk primarily by varying the average duration of the Fund’s portfolio. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

The Adviser manages foreign currency risk by seeking securities denominated in U.S. dollars. If the Fund invests in foreign currency denominated securities, the Fund may purchase or sell foreign currencies if the Adviser determines that hedging the currency risk is appropriate. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. However, the Adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The Adviser buys fixed income securities that meet its credit and sustainability analysis standards and that it believes offer the highest expected risk-adjusted return among issuers of similar credit quality and to adjust portfolio-level exposure such as duration. The Adviser may sell a security when its expected return declines, the issuer’s credit quality or sustainability factors deteriorate, or to adjust portfolio level duration or raise cash.

The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.

Temporary or Cash Investments. Under normal market conditions, the Funds will invest according to their principal investment strategies noted above. However, each Fund may temporarily depart from its principal investment strategy and make short-term investments in cash, cash equivalents, short-term debt securities and money market instruments in response to adverse market, economic or political conditions. As a result, to the extent a Fund makes such “defensive investments,” it may not achieve its investment objective. For longer periods of time, a Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not realize as significant a gain as it would otherwise have, had it been more fully invested. To the extent a Fund invests in a money market fund for its cash position, there will be some duplication of expenses because that Fund will bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
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Principal Investment Risks

The principal risks that may adversely affect a Fund’s net asset value (“NAV”) or total return have previously been summarized under each Fund’s “Summary Section.” Following the table, each risk is explained to provide additional information regarding the principal risks that could affect the value of your investment:

	Osterweis Short Duration Credit Fund	Osterweis Sustainable Credit Fund
Convertible Security Risk	X	X
Credit Risk	X	X
Currency Risk	X	X
Defaulted Securities Risk	X	X
Equity Risk	X	X
Extension Risk	X	X
Foreign Securities and Emerging Markets Risk	X	X
General Market Risk	X	X
High Yield Securities (“Junk Bond”) Risk	X	X
Interest Rate Risk	X	X
Large Company Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Municipal Securities Risk	X	X
Non-Diversification Risk		X
Prepayment Risk	X	X
Portfolio Turnover Risk	X	X
Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”)	X	X
Sector Emphasis Risk	X	X
Small and Medium Company Risk	X	X
Sustainable Investment Risk	X	X
U.S. Government and Agency Issuer Risk	X	X

Convertible Security Risk: As with a straight debt security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Currency Risk. Fluctuations in currency exchange rates may adversely affect the value of a Fund’s investments in foreign securities as well as the value of a Fund’s investments in domestic securities whose issuers earn at least a portion of their revenue in foreign currency.

Debt Securities Risks. Debt securities are subject to various risks including, among others, credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument.

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Credit Risk. Refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security, other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. Investments in sovereign debt involves a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities (high yield/junk bonds) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities that are rated by ratings agencies may be subject to downgrade, which may have an indirect impact on the market price of securities. Ratings are only opinions of the agencies issuing them as to the likelihood of re-payment. They are not guarantees as to quality and they do not reflect market risk. If an issuer or counterparty fails to pay interest or otherwise fails to meet its obligations to a Fund, the Fund’s income might be reduced and the value of the investment might fall, and if an issuer or counterparty fails to pay principal, the value of the investment might fall and the Fund could lose the amount of its investment.

Defaulted Securities Risk. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in emerging market countries are different than those in the United States and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Extension Risk. Refers to the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Interest Rate Risk. Refers to the risk that the values of debt instruments held by a Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one
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percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Prepayment Risk. Many types of debt securities, including floating rate loans and asset-backed securities, may reflect an interest in periodic payments made by borrowers. Although debt securities and other obligations typically mature after a specified period of time, borrowers may pay them off sooner. When a prepayment happens, all or a portion of the obligation will be prepaid. A borrower is more likely to prepay an obligation which bears a relatively high rate of interest. This means that in times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid and the Fund will probably be unable to reinvest those proceeds in an investment with as great a yield, causing the Fund’s yield to decline. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those investments at a premium, accelerated prepayments on those investments could cause the Fund to lose a portion of its principal investment and result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation, especially with respect to certain loans and asset-backed securities. The effect of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Foreign Securities and Emerging Markets Risk. A Fund’s investments in foreign securities involve risks relating to adverse political, social and economic developments abroad. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may also be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Foreign markets may offer less legal protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments. Emerging market countries entail greater investment risk than developed markets. Such risks could include government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Given the global interrelationships of today’s economy, volatility or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in a Fund.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war,
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terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of a Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

High Yield Securities (“Junk Bond”) Risk. Fixed income securities receiving the lowest investment grade rating may have speculative characteristics and compared to higher-grade securities, may have a weakened capacity to make principal and interest payments under certain economic conditions or other circumstances. High yield, high-risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities. These bonds are sometimes uncollateralized and often subordinate to other debt that an issuer may have outstanding.

Large Company Risk. Stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The risk associated with a lack of marketability of instruments which may make it difficult or impossible to sell the instruments at desirable prices in order to minimize loss. A Fund may have to reduce the selling price, sell other investments, or forgo another more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to a Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on a Fund’s performance. Securities in which a Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Neither Fund will acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments means any investments that the Adviser reasonably expects cannot be sold or disposed of in seven calendar days or less under current market conditions without the sale or disposition significantly changing the market value of the investment.

Management Risk. Management risk describes a Fund’s ability to meet its investment objective based on the Advisers’ success or failure at implementing the investment strategies of that Fund. The value of your investment is subject to the effectiveness of the Advisers’ research, analysis and selection of portfolio securities, in addition to asset allocation among portfolio securities. If the Advisers’ investment strategies do not produce the expected results, your investment could be diminished or even lost.

Municipal Securities Risk. Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in
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municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than its investments in other types of bonds. The secondary market for municipal bonds also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referendum, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.

A Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.

Non-Diversification Risk. The Sustainable Credit Fund is a non-diversified mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.

Portfolio Turnover Risk. A higher portfolio turnover may enhance returns by capturing and holding portfolio gains. However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Risks Associated with the Discontinuation of the London Interbank Offered Rate (“LIBOR”): Each Fund invests significantly in corporate bonds that have interest rate provisions linked to LIBOR. Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. The United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. Uncertainty and volatility arising from the transition may result in a reduction in the value of certain LIBOR-based instruments held by the Fund or reduce the effectiveness of related transactions. Any such effects of the transition away from LIBOR, as well as other unforeseen
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effects, could result in losses to the Fund and may adversely affect the Fund’s performance or net asset value.

Sector Emphasis Risk. The Funds, from time to time, may invest 25% or more of their assets in one or more sectors subjecting them to sector emphasis risk. This is the risk that the Funds are subject to greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector a Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Sectors possess particular risks that may not affect other sectors.

Small and Medium Company Risk. A Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger, more established companies because small- and medium-sized companies may be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their managements may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

Sustainable Investment Risk. Each Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, each Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause a Fund's performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, a Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Osterweis’ criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require a Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Fund’s website at www.osterweis.com.

MANAGEMENT

Investment Adviser

Osterweis Capital Management, LLC is the investment Adviser to the Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund and has provided
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investment advisory services to individual and institutional accounts since 1997. As of March 31, 2022, the Adviser had assets under management of approximately $7.3 billion.

The Adviser’s address is One Maritime Plaza, Suite 800, San Francisco, California 94111. The Adviser provides the Funds with advice on buying and selling securities. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, each Fund pays the Adviser a management fee payable monthly that is calculated based on its average daily net assets. The Adviser is entitled to receive management fees from each Fund as indicated below.

Osterweis Short Duration Credit Fund	Management Fee
Osterweis Capital Management, LLC	0.75% for average daily net assets
For the fiscal year ended April 30, 2022, the Predecessor Short Duration Income Fund paid 0.75% of its average daily net assets in advisory fees to the investment Adviser of the Predecessor Short Duration Income Fund.

Osterweis Sustainable Credit Fund	Management Fee
Osterweis Capital Management, LLC	0.75% for average daily net assets
For the fiscal year ended April 30, 2022, the Predecessor Sustainable Credit Fund paid 0.00% of its average daily net assets in advisory fees to the investment Adviser of the Predecessor Sustainable Credit Fund.

The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, or any class-specific expenses such as Rule 12b-1 fees or Shareholder Servicing Plan fees) will not exceed 0.99% of the Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by a Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the applicable Expense Cap in place at the time of waiver or at the time of reimbursement. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the dates were waived and/or expenses paid. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. The Expense Caps are indefinite but will remain in effect until at least October 10, 2024. The Expense Cap agreements may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement between the Trust on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund will be available in the Funds’ Annual Report to shareholders for the period ended March 31, 2023.

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Portfolio Managers

An investment team is responsible for the day-to-day management of each Fund as indicated below. Decisions regarding each Fund’s investments are made by majority agreement of the members of the investment team. The SAI provides additional information on the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Venkatesh Reddy	Osterweis Short Duration Credit Fund and the Predecessor Fund (Lead Portfolio Manager since 2011) Osterweis Sustainable Credit Fund and the Predecessor Fund (Lead Portfolio Manager since 2019)	Mr. Reddy joined Osterweis Capital Management in 2022 as part of the Zeo Capital Advisors team transition. Prior to founding Zeo Capital in 2009, Mr. Reddy was a co-founder of Laurel Ridge Asset Management, a multi-strategy hedge fund, where he managed the credit, distressed, and event-driven portfolios. Previously, Mr. Reddy structured derivative products and was head of delta-one trading as a portfolio manager within Bank of America’s Equity Financial Products group (EFP). Mr. Reddy also managed investments in event-driven situations, convertible instruments, and options at Pine River Capital Management and HBK Investments, where he started his career. Mr. Reddy graduated from Harvard University (B.A. in Computer Science with Honors).

Marcus Moore, CPA	Osterweis Short Duration Credit Fund and the Predecessor Fund (Portfolio Manager since July 2021) Osterweis Sustainable Credit Fund and the Predecessor Fund (Portfolio Manager since July 2021)
Mr. Moore joined Osterweis Capital Management in 2022 as part of the Zeo Capital Advisors team transition, where he was an Assistant Portfolio Manager focused on credit research, including sustainability analysis. Before joining Zeo in 2009, Mr. Moore worked at Wells Fargo Bank for 14 years as an Analyst within Principal Investing, responsible for the retail, consumer, and gaming sectors across various asset classes including high yield bonds, leveraged loans, and structured products. Prior to working at Wells Fargo, Mr. Moore worked at Edison Mission Energy as an analyst and at Hamilton Resources, Procter & Gamble, and Goldman Sachs. Mr. Moore graduated from Morgan State University in Baltomore, MD (B.S. in Accounting) and from the University of California, Los Angeles Anderson School with an M.B.A. He also holds the CPA designation.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of a Fund are sold at net asset value per share (“NAV”). The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are
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accrued daily. A Fund’s share price is normally calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “How to Purchase Shares”) by U.S. Bank Global Fund Services, the Funds’ transfer agent (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading will be processed at that day’s NAV. Transaction orders received after that time will receive the next day’s NAV. A Fund’s NAV, however, may be calculated earlier if trading on the NYSE or other primary markets or exchanges is halted, restricted or as permitted by the SEC. The Funds do not process shareholder transactions or determine the NAV of their shares on weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in their portfolio securities on such days to materially affect the NAV per share). In certain cases, fair value determinations may be made as described below under procedures as adopted by the Adviser.

Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by a Fund that occur when regular trading on a foreign exchange is closed, but trading on the NYSE remains open. The Board has designated the Adviser as its “valuation designee” under Rule 2a-5 of the 1940 Act, subject to its oversight. Fair value determinations are then made in good faith in accordance with procedures adopted by the Adviser. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. The net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

How to Purchase Shares

To open an account for any of the Funds, you must make a minimum initial investment as indicated below.

Minimum Investments

	To Open A New Account	To Add to An Existing Account
Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund
Regular Accounts	$5,000	$100
Automatic Investment Plan	$5,000	$100
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$1,500	$100

Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.” You may purchase shares by completing an
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account application. Your order will not be accepted until the completed account application is received by the Transfer Agent. Each initial purchase must be preceded by or accompanied by a completed account application. All investments must be made in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. In addition, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Fund shares. The Funds are unable to accept post-dated checks or any conditional order or payment. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part. These minimums can be waived for intermediaries that allocate their clients to one or more of the Funds via model portfolios. These minimums can also be changed or waived by the Advisers at any time (or in certain cases, Trust Officers).

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. If a shareholder no longer resides in the United States, he or she may be subject to additional annual service fees.

USA PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you must supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a prospective shareholder, the account application will be rejected or the individual/entity will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s net asset value.

By Mail. Initial Investment. If you are making an initial investment in the Funds, and wish to purchase shares by mail, simply complete and sign the account application and mail it with a check made payable to “Osterweis Funds, [Name of Fund]” to:

Regular Mail Osterweis Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Osterweis Funds c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of
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purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Subsequent Investment. If you are making a subsequent purchase, detach the Invest by Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to “Osterweis Funds, [Name of Fund]” in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the Invest by Mail form from an investment confirmation, include your name, address and account number on a separate piece of paper.

By Wire. Initial Investment. If you are making your initial investment in the Funds, before you wire funds, please call the Transfer Agent at (866) 236-0050 to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, the Transfer Agent will establish an account for you and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at (866) 236-0050.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at (866) 236-0050 to advise of your wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund you are purchasing, your name, and account number so that your wire can be correctly applied.

Subsequent Investment. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please call the Transfer Agent at (866) 236-0050 to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing #075000022
Credit: U.S. Bancorp Fund Services, LLC
DDA #112-952-137
Further Credit:     Osterweis Funds, [Name of Fund]
(shareholder name and account number)

Wired funds must be received prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A., the Funds’ custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at (866) 236-0050.

By Telephone. Subsequent Investment. After your account has been established for seven (7) business days, investors may purchase additional shares of a Fund, by calling the Transfer Agent at (866) 236-0050. You are automatically granted telephone purchase privileges unless you decline this privilege on the account application. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase order must be a minimum of $100. Your shares will be purchased at the NAV calculated on the day of your purchase order, provided that your order is received prior to
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the close of trading on the NYSE, generally 4:00 p.m., Eastern time. For security reasons, requests by telephone may be recorded.

Through the Internet. Subsequent Investment. After your account is established, you may set up a personal identification number (“PIN”) by visiting www.osterweis.com and clicking on the Mutual Funds login link. This will enable you to purchase shares by having the purchase amount deducted from the bank account on record with the Transfer Agent by electronic funds transfer via the ACH network. Please make sure that your fund account is set up with bank account instructions and that your bank is an ACH member. You will have the option of setting up an Internet account unless you decline the telephone purchase privileges on the account application.

Through a Financial Intermediary. You may buy shares of a Fund through certain brokers and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus. Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite investment minimum. Please consult your Financial Intermediary for their account policies. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. When you place your order with such Financial Intermediaries, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by a Fund. The Financial Intermediary holds your shares in an omnibus account in the Financial Intermediary’s name, and the Financial Intermediary maintains your individual ownership records. A Fund may pay the Financial Intermediary for maintaining these records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for processing your order correctly and promptly with each Fund, forwarding payment promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan. For your convenience, the Funds offer an Automatic Investment Plan (“AIP”). Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw automatically from your personal checking or savings account, on a monthly or quarterly basis, the amount that you wish to invest, with a minimum investment of $100. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. If you wish to enroll in the AIP, please complete the “Automatic Investment Plan” section in the account application or call the Transfer Agent at (866) 236-0050 for instructions. A Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date of the next transaction. A fee will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call the Transfer Agent at (866) 236-0050 for additional information regarding the Funds’ AIP.

Retirement Plans. You may invest in the Funds by establishing a tax-sheltered IRA. The Funds each offer Traditional, Roth, SIMPLE and SEP-IRAs. For details concerning retirement accounts
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(including service fees), please call the Transfer Agent at (866) 236-0050. If you wish to open a Section 403(b) or other retirement plan, please contact your plan administrator.

How to Sell Shares

In general, orders to sell or “redeem” your Fund shares may be placed either directly with the Transfer Agent or with your Financial Intermediary. You may redeem part or all of your shares at the next determined NAV after a Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail. You may redeem your shares by sending a written request to the Funds or the Transfer Agent. Please provide the name of the Fund, your account number, and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration and should include signature guarantee(s), if applicable. Redemption requests will not become effective until all documents have been received in good order by the Funds or the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number, and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Funds or the Transfer Agent for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemption requests in writing should be sent to:

Regular Mail Osterweis Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Osterweis Funds c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redemption proceeds will be sent on the next business day by check to the address that appears on the Transfer Agent’s records, by electronic funds transfer or by federal wire.

By Telephone or Internet. Unless you decline the “Telephone Redemption Privileges” portion of the account application, for non-retirement accounts you can also redeem shares by calling the Transfer Agent at (866) 236-0050 or through the Internet before the close of trading on the NYSE, by 4:00 p.m., Eastern time. You may redeem your shares and have proceeds sent by check to your address of record, by electronic funds transfer via the ACH network to a properly authorized bank account, or sent by federal wire to your designated bank account. There is no charge to have proceeds sent by electronic funds transfer. However, proceeds usually arrive at your bank two days after we process your redemption. In the case of complete redemptions or partial share-specific redemptions, a wire fee of $15.00 will be deducted from your redemption proceeds. In the case of partial dollar-specific redemptions, a wire fee of $15.00 will be deducted
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from the remaining account balance. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request, you wish to redeem shares in excess of $100,000 or you have a retirement account. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. You may make your redemption request in writing.

In order to redeem your shares through the Internet, your account number and PIN are required. Redemption proceeds will only be sent by check to a shareholder’s address of record or via electronic funds transfer through the ACH network or federal wire to the bank account shown on the Transfer Agent’s records.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Once a telephone or Internet transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The Funds may terminate or modify these privileges at any time upon at least 60 days’ written notice to shareholders.

Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds. Orders will be processed at the NAV next effective after receipt of the order by your Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program (“SWP”). Under the SWP, shareholders or their Financial Intermediaries may request that a predetermined amount be sent to them on a monthly or quarterly basis. To participate in the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100. If you elect this method of redemption, a Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated or modified by the Funds at any time. Any shareholder request to change or terminate a SWP should be communicated in writing or by telephone to the Transfer Agent no later than five calendar days prior to the next scheduled withdrawal.

A withdrawal under the SWP involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. For information on establishing a SWP, please call the Transfer Agent at (866) 236-0050.

Exchange Privilege

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of the other Fund by calling the Transfer Agent at (866) 236-0050 on any day the NYSE is open. In addition, you may also exchange all or a portion of your shares in a Fund for Class A shares of the First American Government Obligations Fund ("First American Fund"). The
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shareholders of the First American Fund may also exchange their shares in the First American Fund for shares in one or more of the Funds. The minimum initial exchange amount into the First American Fund is $1,000. Once a Fund receives and accepts an exchange request, the purchase or redemption of shares will be effected at the Fund’s next determined NAV. This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders. Internet exchange privileges automatically apply to each shareholder who holds telephone exchange privileges. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.

Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, an exchange is a taxable transaction on which short-term or long-term capital gain or loss generally will be recognized. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV. The Funds reserve the right to refuse any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading (usually defined as more than four transactions out of a Fund within a calendar year). Before exchanging into any Fund or the First American Fund, you should read its current prospectus. To obtain the First American Fund prospectus and the necessary exchange authorization forms, call the Transfer Agent at (866) 236-0050. This exchange privilege does not constitute an offer or recommendation on the part of any Fund or the Adviser of an investment in any Fund or in the First American Fund.

Per the agreement entered into by the Adviser with respect to the First American Fund, the administrator of the First American Fund or its affiliate may offset certain operating expenses of the Funds with the shareholder servicing fees it would normally pay the Adviser. Such fees are for services of an administrative and clerical nature provided to the First American Fund with respect to shareholders in the Funds that exchange their shares for shares in the First American Fund. The Adviser could benefit from such payment to the Funds to the extent the fees reduce the amount the Adviser would have to reimburse the Funds pursuant to the Operating Expenses Limitation Agreement. The benefit of such fees could create a conflict of interest for the Adviser. However, this risk is mitigated by ensuring that the Adviser makes no recommendations regarding any investments in First American Fund, and it is making no such recommendation herein, and by ensuring that the Adviser does not receive any compensation for performing any distribution-related activities of the First American Fund.

Because excessive trading can hurt a Fund’s performance and shareholders, the Funds reserve the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Funds, in the best interest of a Fund or its shareholders.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds

The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of a Fund. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or
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when the sale of portfolio securities is not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemption In-Kind” below. Redemptions in-kind may be used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. This delay will not apply if you purchased your shares via wire payment. Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds. Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption requests will normally be sent to the address of record, unless otherwise requested. A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or bank instructions not previously established on the account, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts

A Fund may redeem the shares in your account if the value of your account is less than $1,500 as a result of redemptions you have made. This does not apply to Uniform Gifts to Minors Act or Uniform Transfers to Minors Act (“UGMA/UTMA”) accounts or retirement plan accounts. You will be notified that the value of your account is less than $1,500 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,500 before a Fund takes any action.

Redemption In-Kind

Each Fund reserves the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is a taxable event for you.

Signature Guarantees

A signature guarantee may be required for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Stamp (“STAMP”). A notary public is not an acceptable signature guarantor.

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A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•Any request to change ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The Adviser also reserves the right to waive the signature guarantee requirement based upon the circumstances.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.

Householding

In an effort to conserve resources, the Funds intend to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two ore more accounts. Call (866) 236-0050 to request individual copies of documents; if your shares are held through a Financial Intermediary, please contact them directly. The Funds will begin sending individual copies 30 days after receiving your request to stop householding. This policy does not apply to account statements.

Unclaimed Property/Lost Shareholder

It is important that each Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, a Fund will attempt to locate the investor or rightful owner of the account. If a Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at (866) 236‑0050 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notification that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted a policy regarding excessive trading. The Funds discourage excessive, short-term trading and other abusive trading practices. The Funds may use a variety of techniques to detect and discourage abusive trading practices. These steps may include, among other things, monitoring trading activity and using fair value pricing, under procedures as adopted by the Adviser, when the Adviser determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to each Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice. Each Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect each Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since each Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to each Fund, at a Fund’s request, certain information relating to its customers investing in the Funds through non-disclosed or omnibus accounts. Each Fund will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of a Fund’s policies. However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SERVICE FEES

The Funds may pay service fees to Financial Intermediaries, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

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The Funds’ Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Funds’ shareholders. The Funds’ Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and distributions from net profits from the sale of securities are distributed at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund will make distributions of dividends at least monthly and distribute capital gains, if any, at least annually, typically in December. A Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 in December. The Funds may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in additional Fund shares unless you choose to receive dividends and/or capital gains in cash. Distributions will be taxable whether received in cash or reinvested in additional shares. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution, or call the Transfer Agent at (866) 236-0050. If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver your check or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current NAV and to reinvest all subsequent distributions. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI. One of these requirements is the asset diversification test. Under this test, there is a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of each Fund’s total assets be invested in the securities of one or more qualified publicly traded partnerships, which include qualified MLPs. If a Fund’s qualified MLP investments exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC unless a cure provision applies. If, in any year, a Fund fails to qualify as a RIC, the Fund would be taxed as an ordinary corporation.

The Funds intend to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through an unleveraged qualified retirement plan), as either ordinary income or capital gains. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. A portion of the ordinary income dividends paid to you by the Funds may be qualified dividends currently eligible for taxation at
42

long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes income derived from MLP investments. There is currently no mechanism for the Funds, to the extent that the Funds invest in MLPs, to pass through to non-corporate shareholders the character of income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November or December but paid in the following January to shareholders of record on a specified date in such a month are taxable as if they were paid in the prior December.

Sale or exchange of your Fund shares is considered a taxable event for you. Depending on the purchase and sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Funds must withhold a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare surtax of 3.8% on net investment income, which includes dividends and capital gains from the Fund.

Additional information related to the tax consequences of an investment in the Funds can be found in the Statement of Additional Information. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

SHAREHOLDER DERIVATIVE ACTIONS

The governing instruments of the Funds state that shareholders have power to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders.

The Trust’s Declaration of Trust provides that the Business Litigation Section of the Superior Court of the Commonwealth of Massachusetts sitting in Suffolk County, Massachusetts shall be the exclusive forum in which certain types of litigation may be brought. Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of this provision, and (ii) deemed to have waived any argument relating to the inconvenience of the judicial forum referenced above in connection with any action or proceeding described in provision. This provision does not apply to federal security law claims.

INDEX DESCRIPTIONS

The Bloomberg U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.

43

The ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3 with a duration-to-worst of less than two years.

The ICE BofA Single-B U.S. High Yield Index is a subset of ICE BofA U.S. High Yield Index including all securities rated B1 through B3.

The ICE BofA U.S. High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market.

Index returns reflect the reinvestment of dividends and/or interest. Direct investment in an index is not possible.
44

FINANCIAL HIGHLIGHTS

The financial highlights for the Funds reflect the historical financial highlights of the Predecessor Funds. Upon completion of the reorganizations of each Predecessor Fund with and into the corresponding Fund, which occurred as of the close of business on October 7, 2022, the Investor Class shares assumed the performance, financial and other historical information of the then-existing Class I shares.

Certain information reflects financial results for a single Fund share. “Total return” reflects how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The Funds’ information has been audited by Cohen & Company, Ltd., the Predecessor Funds’ independent registered public accounting firm. Their report and the Funds’ financial statements (which have been adopted by the Funds), are included in the Predecessor Funds’ most recent annual report to shareholders.

Osterweis Short Duration Credit Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Predecessor Short Duration Income Fund Class I
	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018

Net asset value, beginning of period	$9.66		$9.15	$9.99	$9.95	$9.97
Activity from investment operations:
Net investment income (1)	0.43		0.40	0.39	0.35	0.25
Net realized and unrealized gain (loss) on investments	(0.54)		0.53	(0.83)	0.03	(0.02)
Total from investment operations	(0.11)		0.93	(0.44)	0.38	0.23
Paid-in-Capital from Redemption fees (2)	0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.43)		(0.42)	(0.40)	(0.34)	(0.25)
Net asset value, end of year	$9.12		$9.66	$9.15	$9.99	$9.95
Total return (3)	(1.30)%		10.33%	(4.63)%	3.92%	2.28%
Net assets, end of year (000s)	$217,611		$230,793	$305,183	$377,432	$278,987

Ratio of expenses to average net assets	0.99	% (4)	1.05%	1.01%	1.01%	1.27%
Ratio of net investment income to average net assets	4.46%		4.28%	3.97%	3.48%	2.51%
Portfolio turnover rate	131%		94%	95%	135%	152%
______________

(1)Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.
(2)Less than $0.005 per share.
(3)Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)Effective July 1, 2021, the operating expense limitation was reduced to 0.99% from 1.25%.

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Osterweis Sustainable Credit Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Predecessor Sustainable Credit Fund Class I

	Year Ended April 30, 2022		Year Ended April 30, 2021	Period Ended April 30, 2020 (1)

Net asset value, beginning of period	$9.67		$9.14	$10.00
Activity from investment operations:
Net investment income (2)	0.45		0.33	0.25
Net realized and unrealized gain (loss) on investments	(0.43)		0.52	(0.89)
Total from investment operations	0.02		0.85	(0.64)
Paid-in-Capital from Redemption fees	0.00	(3)	—	0.00	(3)
Less distributions from:
Net investment income	(0.53)		(0.32)	(0.22)
Net asset value, end of period	$9.16		$9.67	$9.14
Total return (4)	0.04%		9.41%	(6.53)	% (5)
Net assets, end of period (000s)	$6,404		$19,439	$10,277
Ratios to average net assets:
Expenses, before waiver/reimbursement (6)	2.32%		1.66%	2.51	% (7)
Expenses, net waiver/reimbursement	1.08	% (8)	1.25%	1.25	% (7)
Net investment income, net waiver/reimbursement	4.72%		3.48%	2.85	% (7)
Portfolio turnover rate	69%		75%	62	% (5)
______________

(1)The Predecessor Fund commenced operations on June 5, 2019.
(2)Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.
(3)Less than $0.005 per share.
(4)Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of the Fund’s expenses , total returns would have been lower.
(5)Not annualized
(6)Represents the ratio of expenses to average net assets absent any fee waivers and expense reimbursements by the advisor.
(7)Annualized
(8)Effective July 1, 2021, the operating expense limitation was reduced to 0.99% from 1.25%.

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;
•Information you give us orally; and
•Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

Investment Adviser
OSTERWEIS CAPITAL MANAGEMENT, LLC
One Maritime Plaza, Suite 800
San Francisco, CA 94111

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Ave., Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK NATIONAL ASSOCIATION
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANK GLOBAL FUND SERVICES
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 236-0050

Fund Information

Fund	Symbol	CUSIP
Osterweis Short Duration Credit Fund	ZEOIX	74316P694
Osterweis Sustainable Credit Fund	ZSRIX	74316P686

OSTERWEIS SHORT DURATION CREDIT FUND
OSTERWEIS SUSTAINABLE CREDIT FUND

Investors may find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”): The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year/period.

You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at:

Osterweis Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 236-0050 toll-free

Shareholder reports and other information about the Funds are also available:

•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Funds’ web site at www.osterweis.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037.)

STATEMENT OF ADDITIONAL INFORMATION
October 10, 2022
OSTERWEIS SHORT DURATION CREDIT FUND – ZEOIX
OSTERWEIS SUSTAINABLE CREDIT FUND – ZSRIX

One Maritime Plaza, Suite 800
San Francisco, California 94111
(866) 236-0050 toll free

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated October 10, 2022, as may be revised, of the Osterweis Short Duration Credit Fund and the Osterweis Sustainable Credit Fund, (each a “Fund,” collectively, the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”). The Predecessor Funds’ (defined herein) audited financial statements for the fiscal year ended April 30, 2022, are incorporated herein by reference to the Predecessor Funds’ 2022 Annual Report. Osterweis Capital Management, LLC is the investment adviser to the Funds. The investment adviser will be referred to in this SAI as the “Adviser.” A copy of the Prospectus and the Predecessor Funds’ annual report may be obtained without charge, by calling the Funds at (866) 236-0050, visiting www.osterweis.com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

History of the Funds. The Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund are each a series of the Trust, and commenced operations on October 10, 2022. Prior to becoming series of the Trust, the Funds were organized as series of Northern Lights Fund Trust, a Delaware statutory trust, and were known as the Zeo Short Duration Income Fund (“Predecessor Short Duration Income Fund”) and Zeo Sustainable Credit Fund (“Predecessor Sustainable Credit Fund”) (together, the “Predecessor Funds”), respectively. The Predecessor Short Duration Income Fund’s Class I shares commenced operations on May 31, 2011, and the Predecessor Sustainable Credit Fund’s Class I shares commenced operations on May 31, 2019. Each Predecessor Fund’s Class I reorganized into the respective Osterweis Fund’s Investor Class. The Predecessor Funds’ fiscal year was from May 1 to April 30. The Funds’ fiscal year will be from April 1 to March 31.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust, with the exception of the other Osterweis Funds, which are offered in a separate prospectus and SAI. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

Diversification

The Osterweis Short Duration Credit Fund is diversified, which means that for 75% of the Fund’s total assets, the Fund may not invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the outstanding voting shares of a single issuer. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

The Osterweis Sustainable Credit Fund is a non-diversified mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although the Osterweis Sustainable Credit Fund is a non-diversified investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders. To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year: (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund’s investments in U.S. government securities are not subject to these limitations.

The following information supplements the discussion of each Fund’s investment objective and policies as set forth in its Prospectus. The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Equity Securities

The Funds may invest in equity securities consistent with each Fund’s investment objective and strategies. Common stocks, preferred stocks and convertible securities are examples of equity securities.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies. Such companies have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services, markets or financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, as compared to larger-sized companies, the performance of smaller-sized companies can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Larger more established companies, on the other hand, may be unable to respond as quickly as small- or medium-sized companies to new competitive challenges, such as changes in technology and consumer tastes. As a result, they may not be able to attain the high growth rate that successful smaller companies enjoy, especially during extended periods of economic expansion.

Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of that company’s common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Trust Preferred Securities

Trust preferred securities are a type of hybrid security in which a parent company issues subordinated debt to an affiliated special purpose trust, which will in turn issue limited-life preferred securities to investors and common securities to the parent company. Investors will receive distributions of the interest the trust receives on the debt issued by the parent company during the term of the preferred securities. The underlying subordinated debt may be secured or unsecured, and it generally ranks slightly higher in terms of payment priority than both common and preferred securities of the issuer, but below its other debt securities. Trust preferred securities typically have maturities of 30 years or more, may be subject to prepayment by the issuer under certain circumstances, and have periodic fixed or variable interest payments and maturities at face value. In addition, trust preferred securities may allow for deferral of interest payments for up to 5 years or longer. However, during any deferral period, interest will accrue and be taxable for holders of the trust preferred securities. Furthermore, if an issuer of trust preferred securities exercised its right to defer interest payments, the securities would be treated as issued with original issue discount (OID) at that time and all interest on the securities would thereafter be treated as OID as long as the securities remained outstanding. Unlike typical asset-backed securities, trust preferred securities have only one underlying obligor and are not over-collateralized. For that reason, the market may effectively treat trust preferred securities as subordinate corporate debt of the parent company issuer. The risks associated with trust preferred securities typically include those relating to the financial condition of the parent company, as the trust typically has no business operations other than holding the subordinated debt issued by the parent company. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company. There can be no assurance as to the liquidity of trust preferred securities or the ability of holders of the trust preferred securities to sell their holdings.

Convertible Securities

The Funds may invest in convertible securities. Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants

The Funds may invest in warrants. A warrant, which is issued by the underlying issuer, gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Regulation as a Commodity Pool Operator

The Funds do not invest in futures, swaps, commodity options and other commodity interests and are not subject to registration or regulation as a commodity pool operator and does not need to file with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operations. Accordingly, each Fund is not subject to registration or regulation as a commodity pool operator.

Repurchase Agreements

The Funds may enter into repurchase agreements with respect to their portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act. The Funds may enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities would generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

Reverse Repurchase Agreements

    Although the Funds have no current intention to do so, the Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of such Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Funds’ custodian. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.

The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, a Fund’s earnings or net asset value will increase faster than otherwise would be the case. Conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are not considered to be borrowings for the purpose of a Fund’s limitation on borrowing when assets have been appropriately segregated as described below.

Borrowing

Currently, the 1940 Act permits a Fund to borrow money from banks in amounts of up to one-third of the Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.

When-Issued Securities

The Funds may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to such Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, such Fund would earn no income; however, it is each Fund’s intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of securities on a when-issued basis.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that such a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Trust’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

Fixed Income Securities

The Adviser may purchase fixed income securities and convertible bonds for each Fund’s portfolio in pursuing its investment goal. The Adviser may prefer to purchase fixed income securities during times of high interest rates or when it believes that the outlook for the equity markets is sufficiently unsettled to warrant building yield into such Fund’s portfolio. For the Osterweis Sustainable Credit Fund, the purchase of fixed income securities is part of the Fund’s principal investment strategy.

Fixed income securities include traditional debt securities issued by corporations, such as bonds and debentures, and debt securities that are convertible into common stock and interests. Fixed income securities eligible for purchase by the Funds include investment grade corporate debt securities, those rated BBB- or better by S&P Global Ratings (“S&P®”) or Baa3 or better by Moody’s Investors Service©, Inc. (“Moody’s”).

The Osterweis Short Duration Credit Fund reserves the right to invest up to 100% of its assets, and the Osterweis Sustainable Credit Fund reserves the right to invest up to 100% of its fixed income assets in securities rated lower than BBB- by S&P® or lower than Baa3 by Moody’s (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Securities rated below investment grade may be considered to have speculative characteristics. As set forth in the Prospectus, the Osterweis Sustainable Credit Fund will invest in a wide range of fixed income securities, which may include up to 100% of its assets in obligations of any rating or maturity. Lower-rated securities generally offer a higher current yield than that available for higher grade securities. However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for lower-rated debt securities generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the lower-rated securities held by a Fund may decline proportionately more than a fund consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by such Fund and increasing the exposure of that Fund to the risks of lower-rated securities.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether such Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in the Appendix.

Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities, and are negatively impacted to a greater extent by rising interest rates.

The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security and the issuer’s perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Funds may not receive any return on their investment. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Funds to recognize income and make distributions to shareholders before they receive any cash payments on its investment. To generate cash to satisfy distribution requirements, the Funds may have to sell portfolio securities that they otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Municipal Securities

The Funds may invest in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax. However, it is not anticipated that the Funds will be eligible to distribute exempt-interest dividends to shareholders.

Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

The Funds’ investments may include, but are not limited to, the following types of municipal securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation. There are no restrictions on the maturity of municipal securities in which the Funds may invest. The Adviser will select municipal securities based upon their belief that those securities will produce current income consistent with prudent investment and the Funds’ investment objectives.

The Funds may also purchase municipal securities with variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e., every 30 days). Many variable rate municipal securities are subject to payment of principal on demand, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Adviser believes the security cannot be sold within seven days, the Adviser may consider the security to be illiquid. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations. Many municipal securities with variable interest rates are subject to repayment of principal (usually within seven days) on demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

The financial institutions from which the Funds may purchase participation interests frequently provide, or secure from other financial institutions, irrevocable letters of credit or guarantees and give a Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased. By purchasing participation interests, a Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. Any adverse economic conditions or developments affecting the states or municipalities could impact a Fund’s portfolio.

Asset-Backed Securities

The Funds may invest in asset-backed securities, including asset-backed commercial paper. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds, and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities; accordingly, they are subject to many of the same risks, though often, to a greater extent.

Bank Obligations

A Fund may purchase loans or participation interests in loans made by U.S. banks and other financial institutions to large corporate customers. Loans are made by a contract called a credit agreement. Loans are typically secured by assets pledged by the borrower, but there is no guarantee that the value of the collateral will be sufficient to cover the loan, particularly in the case of a decline in value of the collateral. Loans may be floating rate or amortizing. See the “Delayed Funding Loans and Revolving Credit Facilities,” “Loan Participations and Assignments” and “Variable and Floating Rate Securities” sections below for more information. Some loans may be traded in the secondary market among banks, loan funds, and other institutional investors.

Unless otherwise noted, a Fund will not invest in any security or bank loan/credit agreement issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $250,000, insured in full by the Federal Deposit Insurance Corporation (“FDIC”); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities of similar maturities which may be purchased by a Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make up loans to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate liquid assets.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available markets as illiquid for purposes of the Trust's limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see the “Loan Participations and Assignments” section. Participation interests in revolving credit facilities will be subject to the limitations discussed in the “Loan Participations and Assignments” section. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Loan Participations and Assignments

A Fund may invest in floating rate senior loans of domestic or foreign borrowers (“Senior Loans”) primarily by purchasing participations or assignments of a portion of a Senior Loan. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans often are secured by specific assets of the borrower, although a Fund may invest in Senior Loans that are not secured by any collateral.

Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (“LIBOR”). For example, if LIBOR were 1.00% and the borrower were paying a fixed spread of 3.50%, the total interest rate paid by the borrower would be 4.50%. Base rates and, therefore, the total rates paid on Senior Loans float, i.e., they change as market rates of interest change. Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions or lending syndicates represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. The agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan, a Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower. The Manager will also monitor these aspects of a Fund’s investments and, where a Fund owns an assignment, will be directly involved with the agent and the other lenders regarding the exercise of credit remedies.

A financial institution’s employment as agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

The risks associated with Senior Loans are similar to the risks of “junk” securities. A Fund’s investments in Senior Loans are typically non-investment grade and are considered speculative because of the credit risk of their issuers. Moreover, any specific collateral used to secure a loan may decline in value or lose all its value or become illiquid, which would adversely affect the loan’s value. Economic and other events, whether real or perceived, can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause a Fund’s net asset value (“NAV”) per share to fall. The frequency and magnitude of such changes cannot be predicted.

Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating rate debt instruments are less exposed to this risk than fixed rate debt instruments. Conversely, the floating rate feature of Senior Loans means the Senior Loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require a Fund to invest assets at lower yields.

Although Senior Loans in which a Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a Senior Loan. A Fund may also invest in Senior Loans that are not secured.

Senior Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in a Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, a Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments.

Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Senior Loans in which a Fund may invest. If a secondary market exists for certain of the Senior Loans in which a Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by a Fund may be adversely affected.

A Fund may have certain obligations in connection with a loan, such as, under a revolving credit facility that is not fully drawn down, to loan additional funds under the terms of the credit facility. A Fund will maintain a segregated account with its custodian of liquid securities with a value equal to the amount, if any, of the loan that the Fund has obligated itself to make to the borrower, but that the borrower has not yet requested.

A Fund may receive and/or pay certain fees in connection with its activities in buying, selling and holding loans. These fees are in addition to interest payments received, and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a loan, it may receive a facility fee, and when it sells a loan, it may pay a facility fee. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan, or, in certain circumstances, a Fund may receive a prepayment penalty fee on the prepayment of a loan by a borrower.

A Fund is not subject to any restrictions with respect to the maturity of Senior Loans it holds, and Senior Loans usually will have rates of interest that are redetermined either daily, monthly, quarterly, semi-annually or annually. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in a Fund’s NAV as a result of changes in interest rates. As short-term interest rates increase, interest payable to a Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to a Fund from its investments in Senior Loans should decrease. The amount of time required to pass before a Fund will realize the effects of changing short-term market interest rates on its portfolio will vary depending on the interest rate redetermination period of the Senior Loan.

A Fund may acquire interests in Senior Loans that are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A borrower’s use of a bridge loan involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

A Fund’s investment in loans may take the form of a participation or an assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. The participation interest and assignments in which a Fund intends to invest may not be rated by any nationally recognized rating service. A Fund may invest in loan participations and assignments with credit quality comparable to that of issuers of its securities investments.

When a Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Some Funds limit the amount of assets that will be invested in any one issuer or in issuers within the same industry (see the “Investment Restrictions” section). For purposes of these limits, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer or more than 25% of its assets in a particular industry. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries. Investments in loan participations and assignments are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Junior Loans. A Fund may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. A Fund may purchase Junior Loan interests either in the form of an assignment or a loan participation (see discussion above about “Loan Participations and Assignments”).

Income Trusts

Each Fund may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the “unitholders.” Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or "trust units" are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit's market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Publicly Traded Partnerships

Each Fund may invest in publicly traded partnerships (“PTPs”). PTPs are limited partnerships the interests in which (known as “units”) are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may “roll up” into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets’ full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTPs which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTPs revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs may not produce decent returns to shareholders.

Real Estate Investment Trusts

Each Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs,” “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although each Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of a Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

The interest rate on a floating rate debt instrument (floater) is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Funds with a certain degree of protection against rises in interest rates, Funds investing in floaters will participate in any declines in interest rates as well.

The interest rate on a leveraged inverse floating rate debt instrument (inverse floater) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Fund’s limitations on investments in such securities.

A super floating rate collateralized mortgage obligation (super floater) is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater’s coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Agency Obligations

The Funds may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, FNMA, Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed to be the Conservator of the FHLMC and the FNMA for an indefinite period. In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent. During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of these entities to meet their obligations.

Foreign Securities

Each Fund may invest in securities of foreign issuers, including depositary receipts. The Adviser usually buys securities of leading foreign companies that have well recognized franchises and are selling at a discount to the securities of similar domestic businesses, but are not obligated to do so.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Among the means through which the Funds may invest in foreign securities is the purchase of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European or other foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Funds’ investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities. Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary and fiscal policies (such as the adoption of protectionist trade measures) possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax. The Funds may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to a Fund of investing in those countries that impose these taxes. Such taxes are not expected to be offset by credits or deductions available to shareholders in the Funds under U.S. tax law, and thus will likely reduce the net return to a Fund’s shareholders.

To the extent the Funds invest in securities denominated in foreign currencies, the Funds will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Funds to the risk of fluctuating currency exchange rates pending settlement.

Brexit Risk

    Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In January 2020, the United Kingdom (“UK”) left the EU, commonly referred to as "Brexit," and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on May 1, 2021. The UK and the EU also negotiated a Memorandum of Understanding, which creates a framework for voluntary regulatory cooperation in financial services between the UK and the EU. There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This long-term uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain European countries. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. These events and the resulting market volatility may have an adverse effect on the performance of a Fund.

LIBOR Replacement

    Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. The United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR and may adversely affect the Funds’ performance. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Funds or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.

Use of Derivatives, Hedging and Income Transactions

The Funds are prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the fund without a shareholder vote. If the Funds do determine to invest in derivatives in the future, they will comply with Rule 18f-4 under the 1940 Act.

Short-Term Investments

The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase A-1, A-2 or A-3 by S&P®, “Prime-1,” “Prime-2” or “Prime-3” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Other Investment Companies

The Funds may invest their assets in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Funds to invest those other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Funds enter into an agreement with those other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a Fund and all affiliated persons of a Fund; and (ii) a Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).

The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 permits more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds

Each Fund may also invest in exchange traded funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and may be actively managed or index-based. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Funds will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs that focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV. Investors in the Funds should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

To the extent a Fund invests in inverse and/or leveraged ETFs, it could be subject to the following additional risks in addition to those listed above: derivatives risk; leveraging risk; swap counterparty credit risk; tracking error risk and trading risk. Increased brokerage fees related to the use of inverse and/or leveraged ETFs will not be reflected in the Fund’s Fees and Expenses table in the Prospectus and the Fund’s portfolio turnover rate would be understated as a result since these specific types of trades are carved out of the portfolio turnover calculation.

Securities Lending

Each Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities or irrevocable bank letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third (1/3) of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Funds may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Special Risks Related to Cyber Security

The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which a Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of a Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of a Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund. Each Fund may not:

1.Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made.
2.Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that a Fund's engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
3.Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4.Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6.Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.Concentration. The Funds will not invest 25% or more of its total assets in a particular industry or group of industries. The Funds will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

The following are additional investment limitations of the Funds. The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders.

1.Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2.Borrowing. The Funds will not purchase any security while borrowings representing more than one third of its total assets are outstanding.
3.Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving other permitted investment techniques.
4.Illiquid Investments. The Funds will not hold 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of a Fund’s assets invested in certain securities or other instruments, or temporary change in average duration of a Fund's investment portfolio, resulting from changes in the value of a Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to interpretations of the SEC or its staff described in fundamental restriction number 2 above, the SEC and its staff have identified various securities trading practices and derivative instruments used by mutual funds that give rise to potential senior security issues under Section 18(f) of the 1940 Act, which prohibits mutual funds from issuing senior securities. Under the 1940 Act, a mutual fund may borrow from a bank, provided that immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings; or from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. However, rather than rigidly deeming all such practices outside of bank borrowing as impermissible forms of issuing a “senior security” under Section 18(f), the SEC and its staff through interpretive releases, including Investment Company Act Release No. 10666 (April 18, 1979), and no-action letters has developed an evolving series of methods by which a fund may address senior security issues. In particular, the common theme in this line of guidance has been to use methods of "covering" fund obligations that might otherwise create a senior security-type obligation by holding sufficient liquid assets that permit a fund to meet potential trading and derivative-related obligations. Thus, a potential Section 18(f) senior security limitation is not applicable to activities that might be deemed to involve a form of the issuance or sale of a senior security by the Funds, provided that a Fund's engagement in such activities is consistent with or permitted by Section 18 of the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions.”

The Predecessor Funds’ historical portfolio turnover rates are included in the Financial Highlights tables in the Funds’ Prospectus.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies that govern the timing and circumstances of disclosure of portfolio holdings of the Funds. The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Adviser’s Policy”). Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”). The Adviser and the Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interest of the Adviser, distributor or any other affiliated person of the Funds, the Adviser or the distributor. After due consideration, the Adviser and the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are

each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) and (3) by considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Funds shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds disclose their calendar quarter-end portfolio holdings on their website at www.osterweis.com within 10 business days of each calendar quarter-end. The calendar quarter-end portfolio holdings for a Fund will remain posted on the website until updated. Portfolio holdings information posted on the Funds’ website may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website. In addition, the Funds may provide their complete portfolio holdings at the same time that they are filed with the SEC.

In the event of a conflict between the interests of the Funds and the interest of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Adviser, Funds or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

    From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website. Shareholders can access the Funds’ website at www.osterweis.com for additional information about the Funds, including, without limitation, the periodic disclosure of their portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since November 2018.	Retired; Chair of the Governing Council, Independent Directors Council (since 2020); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009); formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	7	Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee for the William Blair Funds (2013 to present) (19 series).
Eric W. Falkeis (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chairperson	Indefinite Term; Since September 2011. Indefinite Term; Since August 2019.	Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013).	7	Independent Director, Muzinich BDC, Inc. (2019 to present); Interested Trustee, Tidal ETF Trust (2018 to Present) (22 series); Former Interested Trustee, Direxion Funds (22 series), Direxion Shares ETF Trust (112 series) and Direxion Insurance Trust (2013 to 2018).
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	7	Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee, AMG Funds (1993 to present) (42 series); Advisory Board Member, Sustainable Growth Advisers, LP.

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since June 2020.	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC(global investment management firm) (2006 to 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (financial advisor); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (financial adviser).	7	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Independent Trustee, PNC Funds (2018 to 2019) (32 series); Interested Trustee, RidgeWorth Funds (2014 to 2017) (35 series).
Cynthia M. Fornelli (born 1960) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since January 2022.	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired; formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	7	Independent Director, TriplePoint Private Venture Credit, Inc. (2020 to present).

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Officers of the Trust
Jason F. Hadler (born 1975) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since September 2021.	Senior Vice President and Head of Fund Services Fund Administration Department, U.S. Bank Global Fund Services since December 2003.	Not Applicable.	Not Applicable.
Carl G. Gee, Esq. (born 1990) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since February 2021.	Assistant Vice President and Counsel, U.S. Bank Global Fund Services since August 2016; Summer Associate, Husch Blackwell LLP (2015); Law Clerk, Brady Corporation (global printing systems, labels and safety products company) (2014-2015).	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer & Vice President	Indefinite Term; Since December 2021.	Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.
Melissa Breitzman (born 1983) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bank Global Fund Services since June 2005.	Not Applicable.	Not Applicable.
Kyle J. Buscemi (born 1996) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since June 2022.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2018; Business Administration Student, 2014-2018.	Not Applicable.	Not Applicable.
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Vice President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Senior Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005)	Not Applicable.	Not Applicable.

(1)All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
(3)The term “Fund Complex” as used herein includes the Funds, and the Osterweis Strategic Income Fund, Osterweis Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund and Osterweis Total Return Fund, which are offered through a separate statement of additional information. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.

Additional Information Concerning the Board of Trustees

The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established three standing committees, a Nominating and Governance Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is entirely comprised of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised of all of the Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to ETFs, mutual funds and alternative investment products. Mr. Falkeis currently serves as Chief Executive Officer of Tidal ETF Services LLC (2018 to present), and he has experience consulting with investment advisers regarding the legal structure of investment companies, distribution channel analysis, marketing and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the SEC. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of Ridgeworth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other

Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has three standing committees: the Nominating and Governance Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating and Governance Committee, comprised of all of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee has appointed Independent Trustee Kathleen Barr as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Trustee Ownership of Fund Shares and Other Interests

The Funds were not in operation as of the calendar year ended December 31, 2021. The following table shows the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2021.

Name	Dollar Range of Osterweis Short Duration Credit Fund Shares	Dollar Range of Osterweis Sustainable Credit Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Kathleen T. Barr	None	None	Over $100,000
Eric W. Falkeis	None	None	Over $100,000
Steven J. Paggioli	None	None	Over $100,000
Ashi S. Parikh	None	None	Over $100,000
Cynthia M. Fornelli(1)	None	None	None

(1) Ms. Fornelli was appointed as an Independent Trustee as of January 1, 2022.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Funds’ principal underwriter or any of its affiliates.

Compensation

Effective February 16, 2022, Independent Trustees were due to receive an annual retainer of $142,000 allocated among each of the various portfolios comprising the Trust, an additional $8,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Board receives an additional annual retainer of $21,000 also allocated among each of the various portfolios comprising the Trust. Independent Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the estimated rate of compensation to be received by the following Independent Trustees from the Funds for the fiscal year ending March 31, 2023.

	Kathleen T. Barr	Eric W. Falkeis	Steven J. Paggioli	Ashi S. Parikh	Cynthia Fornelli
Osterweis Short Duration Credit Fund	$821	$1,015	$821	$821	$821
Osterweis Sustainable Credit Fund	$663	$857	$663	$663	$663
Total Compensation from Fund and Fund Complex(1) Paid to Trustees	$8,763	$10,124	$8,763	$8,763	$8,763

(1)    There are currently numerous portfolios comprising the Trust. The term “Fund Complex” as used herein includes the Funds, the Osterweis Strategic Income Fund, Osterweis Fund, Osterweis Growth & Income Fund, Osterweis Emerging Opportunity Fund and Osterweis Total Return Fund, which are offered through a separate statement of additional information. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.
Codes of Ethics

The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies (as defined below) and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. The Adviser has also adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxies voting decisions be made in the best interest of the Funds and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds. The Adviser utilizes the services of Institutional Shareholder Services (“ISS”) to develop proxy voting guidelines and to track and vote proxies.

Although many proxy proposals can be voted in accordance with the Adviser’s Proxy Policies, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

Because the Funds invest primarily in fixed income securities, they are rarely provided the opportunity to vote on any proxy matters.

In the event a proxy proposal raises a material conflict between the Adviser’s interests and the Funds’ interests, the Adviser will resolve the conflict as follows:

•To the extent the matter is specifically covered by the Adviser’s Proxy Policies, ISS will have voted the proxies automatically, or;
•To the extent the Adviser is making a case-by-case determination under the proxy voting guidelines, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will either abstain from voting the proxy or allow ISS’ recommendations (if available) to determine the vote.

The Trust will file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31st of each year. Form N‑PX for each Fund will be available without charge, upon request, by calling toll-free (866) 236-0050 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.
Because the Funds did not commence operations prior to the date of this SAI, the Trustees and Officers of the Trust as a group did not own any shares of the Funds.
As of September 30, 2022, the Predecessor Funds’ shareholders of record and/or beneficial owners (to the Predecessor Fund’s knowledge) who owned 5% or more of each of the Predecessor Fund’s shares are set forth below:

Zeo Short Duration Income Fund Name and Address	Shares Owned	Percentage Held	Type of Ownership
Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	4,004,450.5090	17.95%	Record
TD Ameritrade Inc. For the Exclusive Benefit Of Our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,453,416.2340	11.00%	Record
Mail Holdings LP 2100 McKinney Ave. Suite 1675 Dallas, TX 75201	1,573,071.5420	7.05%	Beneficial
National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	1,216,487.5890	5.45%	Record

Zeo Short Duration Income Fund Name and Address	Shares Owned	Percentage Held	Type of Ownership
J.P. Morgan Securities LLC 4 Chase Metrotech Center Brooklyn, NY 11245-0001	1,126,859.6990	5.05%	Record
SEI Private Trust Company c/o Principal Financial ID 636 Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	1,359,181.2530	6.09%	Record

Zeo Sustainable Credit Fund Name and Address	Shares Owned	Percentage Held	Type of Ownership
Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	312,890.7510	49.15%	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	54,705.8940	8.59%	Record
National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	49,037.3260	7.70%	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	43,561.6360	6.84%	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	38,050.8200	5.98%	Record

Persons or entities that own 25% or more of the outstanding shares of beneficial interest of each Predecessor Fund as of September 30, 2022, may be presumed to “control” the Fund under the 1940 Act. An entity or person that “controls” the Predecessor Fund could have effective voting control over the Predecessor Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Predecessor Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

As of September 30, 2022, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each Predecessor Fund.

THE FUNDS’ INVESTMENT ADVISER

Investment advisory services are provided to the Funds by Osterweis Capital Management, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser’s address is One Maritime Plaza, Suite 800, San Francisco, California 4111. As compensation, each Fund pays the Adviser 0.75% on assets.

The Adviser began managing the Funds as of the date of this SAI. After the initial two-year period, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund) and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon 60 days’ written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act. Prior to entering into this agreement, the Adviser managed the Predecessor Funds since May 1, 2022 under a separate investment advisory agreement with Northern Lights Fund Trust.

The Adviser has contractually agreed to reduce its fees and/or pay expenses of the Funds to ensure that the Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, or any class-specific expenses such as Rule 12b-1 fees or Shareholder Servicing Plan fees) will not exceed 0.99% of a Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by a Fund if requested by the Adviser, and the Board approves such reimbursement in subsequent years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the applicable Expense Cap in place at the time of waiver or at the time of reimbursement. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. The Expense Caps are indefinite but will remain in effect until at least October 10, 2024 for the Funds. The Expense Cap agreements may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the Board. The Adviser is not entitled to recoup expenses of the Predecessor Funds previously waived by Zeo Capital Advisors, LLC (“Zeo”), the previous investment adviser to the Predecessor Funds. Accordingly, to the extent that Zeo waived its advisory fees or paid expenses of the Predecessor Funds prior to May 1, 2022 when Osterweis became the adviser to the Predecessor Funds, those amounts are not eligible to be recouped. As investment adviser prior to May 1, 2022, Zeo, was entitled to receive 0.75% of each Predecessor Fund’s average daily net assets.

Each Predecessor Fund paid the amounts shown below to its previous investment adviser, Zeo, during the previous three fiscal years ended April 30:

Predecessor Short Duration Income Fund
	2022	2021	2020
Fees Accrued and Paid	$1,740,152	$1,933,522	$2,884,820

Predecessor Sustainable Credit Fund
	2022	2021	2020
Fees Accrued	$71,448	$113,376	$47,842
Fees Recouped/(Waived)	$(71,448)	$(62,233)	$(47,842)
Fees Paid	$0	$51,143	$0

PORTFOLIO MANAGERS

Investment teams are responsible for the day-to-day management of each of the Funds. The members of the investment team responsible for the Funds include: Venkatesh Reddy and Marcus Moore, CPA. The following provides information regarding other accounts managed by the investment team as of April 30, 2022. Asset amounts are approximate and have been rounded.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$300,000	0	$0

The Funds are managed by the Adviser’s investment teams. Individual compensation has been structured to promote a focus on the long-term, rather than the short-term and to align the portfolio management team’s interests with those of fund shareholders. Investment professionals are compensated with a base salary, year-end bonuses, and equity. Bonuses are awarded on a discretionary basis to reflect each professional’s recent job performance and the overall health of the firm. Equity is awarded based on each professional’s contribution to long-term performance. Compensation is not specifically based on assets under management.

Mr. Venkatesh Reddy is a shareholder of Osterweis Capital Management, Inc., and therefore is entitled to earnings proportionate to his ownership share. He is also a Member of Osterweis Capital Management, LLC, and therefore entitled earnings proportionate to his ownership interests.

Messrs. Venkatesh Reddy, and Marcus Moore, CPA compensation are fixed salaries that are determined after considering appropriate industry standards. Their salaries are not based on the performance of the Funds or the Funds’ overall net assets. The portfolio managers receive discretionary bonuses that are not fixed. Their discretionary bonuses are determined by a subjective evaluation of, for example but without limitation to, their contribution to the performance of the Funds and other accounts that they manage, their contributions to the quality of research and investment ideas generated by the Adviser, and the overall financial condition of the Adviser. They also participate in a retirement plan.

The following indicates the dollar range of shares that each portfolio manager beneficially owns in each Fund as of April 30, 2022:

Table Key
None	A
$1-$10,000	B
$10,001-$50,000	C
$50,001-$100,000	D
$100,001 - $500,000	E
$500,001-$1,000,000	F
Over $1,000,000	G

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
	Osterweis Short Duration Credit Fund	Osterweis Sustainable Credit Fund
Venkatesh Reddy	E	E
Marcus Moore	C	C

    Messrs. Venkatesh Reddy, and Marcus Moore, CPA do not manage individual accounts at this time. Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio managers of the Funds may be presented with potential conflicts of interests in the allocation of investment opportunities, the allocation of their time and investment ideas and the allocation of aggregated orders among the Funds’ accounts and other accounts managed by the portfolio managers, including among any affiliated client accounts, any accounts in which the portfolio managers may have personal investments. As noted above, some portfolio managers are shareholders of Osterweis Capital Management, Inc. and members of Osterweis Capital Management, LLC, and therefore are entitled to earnings proportionate to their respective ownership interests in the Adviser. The Adviser believes such inherent conflicts of interest in managing accounts for various clients are controlled and mitigated by the Adviser’s Trade Allocation Policy, Code of Ethics and other compliance policies and procedures to which the portfolio managers are subject.

SERVICE PROVIDERS

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy or for any matter pertaining to the distribution of a Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Funds, a fee based on the Funds’ current average daily net assets. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, Fund Services provides Chief Compliance Officer (“CCO”) services to the Trust under a separate agreement. The cost of the CCO’s services is charged to the Funds and approved by the Board annually.

Predecessor Funds Administrator

Ultimus Fund Solutions, LLC, served as the Predecessor Fund’s administrator (the “Predecessor Fund Administrator”). The Predecessor Trust and the Predecessor Fund Administrator entered into an administration agreement that provided the Predecessor Trust with administrative services, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Predecessor Fund’s independent contractors and agents; preparation for signature by an officer of the Predecessor Trust of all documents required to be filed for compliance by the Predecessor Trust and the Predecessor Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Predecessor Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The Predecessor Fund paid the amounts presented below to its Predecessor Fund Administrator during the last three fiscal years.

Predecessor Short Duration Income Fund	Fee Paid
2022	$219,955
2021	$297,204
2020	$346,140

Predecessor Sustainable Credit Fund	Fee Paid
2022	$36,877
2021	$36,192
2020	$7,474

Custodian

U.S. Bank N.A. is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services and the Custodian are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker, LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Independent Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute a Fund’s portfolio transactions. Purchases and sales of equity securities will generally be executed with a broker on an agency basis.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that a Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters often act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers usually include a spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to the dealer(s) or underwriter(s) that have provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under each Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Adviser’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to a Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for a Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between such Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Fund for their customers.

The Predecessor Funds paid the amounts shown below during the past three fiscal years.

Predecessor Short Duration Income Fund	Aggregate Brokerage Commissions
2022	$0
2021	$0
2020	$0

Predecessor Short Duration Income Fund	Aggregate Brokerage Commissions
2022	$0
2021	$0
2020	$0

As of the date of this SAI, neither the Funds nor the Predecessor Funds have acquired securities from their regular dealers.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. The Funds, each a separate series of the Trust, vote separately on matters affecting only the Funds (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of a Fund is normally determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith pursuant to procedures approved by the Adviser. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded on U.S. national or foreign securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Adviser.

Debt securities are valued by using the evaluated mean price supplied by an approved pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Adviser.

All other assets of the Funds are valued in such manner as the Adviser in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

The public offering price of Fund shares is its NAV. Shares are purchased at the public offering price next determined after Fund Services receives your order in proper form as discussed in the Funds’ Prospectus. In order to receive that day’s public offering price, Fund Services must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in the Prospectus. Additionally, Financial Intermediaries may aggregate multiple customer accounts to accumulate the requisite initial investment minimum. Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit your order to these Financial Intermediaries before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Funds. The Trust has granted limited authority to the Adviser to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis. All record keeping and custodial costs of the AIP are paid by the applicable Fund. The market value of a Fund’s shares is subject to fluctuation. Prior to participating in the AIP, the investor should note that the AIP does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading. The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law after receipt by Fund Services of the written request in good order, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for more than seven days but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone and Internet Redemptions

Non retirement account shareholders with telephone and internet transactions privileges established on their account may redeem Fund shares by telephone or internet. Upon receipt of any instructions or inquiry by telephone or internet from a person claiming to be the shareholder, a Fund or its authorized agent may carry out the instructions and/or respond to the inquiry, consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

Fund Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine. If Fund Services fails to employ reasonable procedures, a Fund and Fund Services may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact Fund Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Fund Services by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus or contact your investment representative. Telephone redemption privileges may be modified or terminated without notice.

Redemptions In-Kind

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The Funds have reserved the right to pay the redemption price of their shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution-in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to a Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

For each Fund, dividends from net investment income are generally made monthly and distributions from net profits from the sale of securities are generally made annually. Each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve months ended October 31 of each year will also be distributed by December 31 of each year.

In February of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions made during the previous year. The form and character of each distribution will be specified by the Fund in a notice to shareholders.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Code, and to comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. Each Fund intends to conduct its operations such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders. It is each Fund’s policy to distribute to its shareholders all of its net taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes. To avoid the non‑deductible 4% excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98.0% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund has paid no federal excise tax.

If a Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund also must satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that each Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s net ordinary income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

A Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. A Fund may make taxable distributions to shareholders even during periods in which the share price has declined. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible under current law for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by an individual investor are held fewer than 61 days, or if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes income derived from MLP investments. There is currently no mechanism for the Funds, to the extent that the Funds invest in MLPs, to pass through to non-corporate shareholders the character of or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction.

The Funds may be subject to foreign tax on foreign trading profits with respect to securities of foreign corporations.

Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax (currently at a rate of 24%) in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number. Backup withholding is not an additional tax and any amounts withheld may be credited to a taxpayer’s ultimate U.S. federal income tax liability if proper documentation is supplied.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%. The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates, the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court with the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on a Fund’s ordinary income distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) if the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to ordinary income distributions from the Funds. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect of amounts withheld under FATCA. You should consult your tax adviser regarding the effect of FATCA based on your individual circumstances.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The Funds do not base their investment decisions primarily on tax considerations. The foregoing discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein and, as such, is subject to change. In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. The Funds do not plan to seek a ruling from the IRS or an opinion of counsel with respect to any tax matters. Each prospective investor should consult his or her own tax adviser to determine the correct application of tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Funds. Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax adviser.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (“Quasar”), serves as principal underwriter and distributor for shares of the Funds in a continuous public offering of each Fund’s shares. Pursuant to a distribution agreement between each Fund and Quasar, Quasar provides certain administration services and promotes and arranges for the sale of each Fund’s shares. Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA.

The distribution agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon 60 days’ written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

SUB-ACCOUNTING SERVICE FEES

In addition to the fees that the Funds may pay to their Transfer Agent, the Board has authorized the Funds to pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. Any sub-accounting fees paid by the Funds are included in the total amount of “Other Expenses” listed in each Fund’s Fees and Expenses table in the Prospectus.

As of the date of this SAI, the Funds have not paid any sub-accounting service fees.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments

Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and their sales representatives. The Adviser may make cash payments to Financial Intermediaries for providing shareholder servicing, marketing and support and/or access to sales meetings, sale representatives and management representatives of the Financial Intermediaries. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Funds’ shareholders. Each Fund’s Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

The Adviser has agreements with a number of firms to pay such Support Payments, which are structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a per account flat fee.

Entertainment, Conferences and Events

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser may pay for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to mutual funds.

FINANCIAL STATEMENTS

The Predecessor Funds’ annual report to shareholders for the fiscal year ended April 30, 2022, is available, without charge, upon request by calling (866) 236-0050 and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

    Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

    “R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

    “R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

    “R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

    “R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

    “R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

    “R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

    “R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

    “R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

    “R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

    “D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

    Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

    The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

    “AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

    “AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

    “A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

    “BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

    “BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

    “B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

    “CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

    “D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

50

Professionally Managed Portfolios (the “Trust”)
PART C

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(iii)
Certificate of Amendment dated February 16, 2022 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(b)
Amended and Restated By-Laws, amended as of February 16, 2022, is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)		Investment Advisory Agreements
(i)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Fund and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(iii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Schedule A to the Investment Advisory Agreement dated June 17, 2021, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund (currently being renamed Osterweis Growth & Income Fund), Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 819 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2021.

(B)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)
Amendment to Schedule A of the Investment Advisory Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Osterweis Capital Management, LLC - filed herewith.

(v)
Investment Advisory Agreement dated June 30, 2020, between the Trust, on behalf of the Trillium ESG Global Equity Fund, the Trillium ESG Small/Mid-Cap Fund, and Trillium Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(vi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(A)
Amendment dated October 1, 2017 to the Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 728 to the Trust’s Registration Statement on Form N-1A, file with the SEC on January 26, 2018.

(B)
Interim Investment Advisory Agreement dated January 1, 2022, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Voya Investment Management Co. LLC, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Amended and Restated Investment Advisory Agreement, dated as of August 31, 2006, by and between the Trust, on behalf of the Villere Balanced Fund series and St. Denis J. Villere & Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Amendment to the Investment Advisory Agreement dated September 1, 2017, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(B)
Investment Advisory Agreement dated May 31, 2013 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust's Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(C)
Amendment to the Investment Advisory Agreement dated November 1, 2017 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(viii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(ix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the  Akre Focus Fund, and Akre Capital Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust's Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Amendment to the Investment Advisory Agreement dated August 1, 2017, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(x)
Investment Advisory Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amendment to the Investment Advisory Agreement dated October 1, 2017, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(B)
Amendment to Schedule A to the Investment Advisory Agreement dated February 26, 2020, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, LLC, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(xi)
(A)
Amended Schedule A dated May 30, 2018 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(xii)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xiii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

	(xiv)		Investment Advisory Agreement between the Trust, on behalf of the Bridges Investment Fund, and Bridges Investment Management, Inc. - to be filed by amendment.
(e)		Underwriting Contracts
(i)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, INC., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 796 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 29. 2020.

(E)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios Trust, on behalf of the Hodges Mutual Funds, and Hodges Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 837 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 22, 2022.

(ii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 793 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 29, 2020.

	(E)	Amendment to the Distribution Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Quasar Distributors, LLC - filed herewith.
(F)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 836 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 30, 2022.

(iii)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(A)
First Amendment dated March 3, 2017 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Trillium Asset Management, LLC dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(C)
Second Amendment, dated October 1, 2020 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios, and Trillium Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(iv)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 806 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Tygh Capital Management, Inc. dated September 30, 2021, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 804 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 17, 2020.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and St. Denis J. Villere & Co., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(vi)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(B)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Manged Portfolios and Congress Asset Management Company, LLP dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(D)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Congress Asset Management Company, LLP dated _____________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 831 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 24, 2022.

(vii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management, dated March 31, 2020, is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Akre Capital Management dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(viii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, dated March 31, 2020 is herein incorporated by reference from Post-Effective No. 807 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 29, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Boston Common Asset Management, LLC dated September 30, 2021 is herein incorporated by reference from Post-Effective No. 830 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 28, 2022.

(ix)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Muzinich & Co., Inc. dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 834 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

(x)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Becker Capital Management, Inc., dated September 30, 2021 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(xi)
First Amendment to the Distribution Agreement dated March 3, 2017, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 733 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2018.

(A)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated March 31, 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(B)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Otter Creek Advisors, LLC, dated _________, 2022 is herein incorporated by reference from Post-Effective Amendment No. 832 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2022.

	(xii)		Distribution Agreement between the Trust, on behalf of the Bridges Investment Fund, and Quasar Distributors, LLC - to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts - None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund and Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018 is herein incorporated by reference from Post-Effective Amendment No. 734 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(A)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(v)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

		(A)	Amendment to the Amended and Restated Custody Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - filed herewith.

(vi)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Amendment to the Custody Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(vii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(viii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(ix)
Amendment to the Custody Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(x)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xi)
Form of Amendment to the Custody Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xii)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xiii)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xiv)
Form of Amendment to the Amended and Restated Custody Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

			(1)	Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - filed herewith.
(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Administration Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Form of Amendment to the Fund Administration Servicing Agreement dated February __, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(J)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(K)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(L)
Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund and the Hodges Blue Chip Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Form of Amendment dated August __, 2020 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

		(1)	Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - filed herewith.
(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Fund Accounting Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Fund Accounting Servicing Agreement, dated February ___, 2020, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(M)
Form of Amendment to the Fund Accounting Servicing Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small Cap Fund and the Hodges Blue Chip Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(B)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 803 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 18, 2020.

(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

		(1)	Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - filed herewith.
(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(H)
Amendment to the Transfer Agent Servicing Agreement dated October 16, 2020, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(J)
Form of Amendment to the Transfer Agent Servicing Agreement, dated February ___, 2020 on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(K)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(L)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(M)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Bridges Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(iv)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(A)
Operating Expenses Limitation Agreement dated September 1, 2020, between the Trust, on behalf of the Hodge Blue Chip Equity Income Fund and the Hodges Small Intrinsic Value Fund (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(B)
Operating Expenses Limitation Agreement dated September 1, 2021, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund (each "Fund"), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 821 to the Trust's Registration Statement on Form N-1A, filed with the SEC on July 28, 2021.

(v)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Amendment to Appendix A dated June 21, 2019 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 765 to the Trust's Registration Statement on Form N-1A, filed with the SEC on June 28, 2019.

	(B)	Amendment to the Operating Expenses Limitation Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - filed herewith.
(vi)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(vii)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 811 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 26, 2021.

(viii)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Revised Shareholder Servicing Plan dated August 17-18, 2015, adopted by the Trust, on behalf of the Akre Focus is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(ix)
Operating Expenses Limitation Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(A)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(B)
Amended Appendix A dated September 1, 2021, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common ESG Impact Emerging Markets Fund, and Boston Common Asset Management, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(x)
Amended and Restated Operating Expenses Limitation Agreement dated April 30, 2021, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 815 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 30, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Revised Appendix A dated December 27, 2019 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc., is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(C)
Revised Schedule A dated December 27, 2019 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds, is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(xi)
Operating Expenses Limitation Agreement dated February 28, 2021, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xii)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiii)
Operating Expenses Limitation Agreement dated February 28, 2021 between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xiv)
Operating Expenses Limitation Agreement dated October 31, 2020, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 802 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2020.

(A)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xv)
Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the Bridges Investment Fund and Bridges Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 839 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 30, 2022.

(xvi)
Form of Securities Lending Agreement between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(A)
Amendment to Securities Lending Agreement dated December 31, 2020, between the Trust, on behalf of the Trillium Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 826 to the Trust's Registration Statement on Form N-1A, filed with the SEC on October 29, 2021.

(xvii)
Securities Lending Agreement between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(A)
Amendment to Securities Lending Agreement dated October 15, 2020, between the Trust, on behalf of the Akre Focus Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 827 to the Trust's Registration Statement on Form N-1A, filed with the SEC on November 17, 2021.

(xviii)
Securities Lending Agreement between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(A)
Amendment to Securities Lending Agreement dated October 20, 2020, between the Trust, on behalf of the Villere Funds, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 828 to the Trust's Registration Statement on Form N-1A, filed with the SEC on December 16, 2021.

(i)		Legal Opinions
(i)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iii)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(iv)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(v)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(D)
Opinion and Consent dated June 21, 2017, by Sullivan & Worcester LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(1)
Consent of Counsel dated June 21, 2017, by Schiff Hardin LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(vi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(viii)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ix)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(B)
Opinion and Consent of Counsel dated September 10, 2021, by Sullivan & Worcester LLP for the Boston Common ESG Impact Emerging Markets Fund, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(x)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xi)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiii)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xiv)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xv)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(A)
Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(xvi)
Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

	(xvii)		Opinion of Counsel by Sullivan & Worcester LLP for the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund - filed herewith.
	(xviii)		Opinion of Counsel by Sullivan & Worcester LLP for the Bridges Investment Fund - to be filed by amendment.
(j)	(i)		Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP - filed herewith.
	(ii)		Consent of Independent Registered Public Accounting Firm Cohen & Co., Ltd. - filed herewith.
(iii)
Power of Attorney for Kathleen T. Barr dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(iv)
Power of Attorney for Eric Falkeis dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(v)
Power of Attorney for Steve Paggioli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vi)
Power of Attorney for Ashi S. Parikh dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(vii)
Power of Attorney for Cynthia M. Fornelli dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(viii)
Power of Attorney for Craig Benton dated January 1, 2022, is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(ix)
Power of Attorney for Jason F. Hadler dated September 1, 2021, is herein incorporated by reference from Post-Effective Amendment No. 825 to the Trust's Registration Statement on Form N-1A, filed with the SEC on September 10, 2021.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(A)
Revised Schedule A to the Rule 12b-1 Distribution Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2007.

(iii)
Revised Rule 18f-3 Plan dated November 15-16, 2018, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(A)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 30, 2018, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 763 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2019.

(A)
Revised Appendix A to Rule 18f-3 Plan on behalf of the Muzinich Funds dated December 27, 2019 is herein incorporated by reference from Post-Effective Amendment No. 790 to the Trust's Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iii)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(iv)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2017) is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(v)
Revised Code of Ethics for Congress Asset Management, updated January 2020 is herein incorporated by reference from Post-Effective Amendment No. 786 to the Trust's Registration Statement on Form N-1A, file with the SEC on February 28, 2020.

(vi)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

(vii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(viii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(ix)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(x)
Code of Ethics for Becker Capital Management, Inc., updated January 1, 2021 is herein incorporated by reference from Post-Effective Amendment No. 809 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xi)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios), is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust's Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(xii)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xiii)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC, updated July 2020 is herein incorporated by reference from Post-Effective Amendment No. 810 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 25, 2021.

(xiv)
Code of Ethics for Trillium Asset Management, LLC - is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xv)	Code of Ethics for Bridges Investment Management, Inc. - to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.American Trust Allegiance Fund, Series of Advisors Series Trust
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Logan Capital International Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Semper MBS Total Return Fund, Series of Advisors Series Trust
34.Semper Short Duration Fund, Series of Advisors Series Trust
35.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
36.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
37.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
38.The Aegis Funds
39.Allied Asset Advisors Funds
40.Angel Oak Funds Trust
41.Angel Oak Strategic Credit Fund
42.Barrett Opportunity Fund, Inc.
43.Bridges Investment Fund, Inc.
44.Brookfield Investment Funds

45.Buffalo Funds
46.Cushing® Mutual Funds Trust
47.DoubleLine Funds Trust
48.EA Series Trust (f/k/a Alpha Architect ETF Trust)
49.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
50.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
51.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
52.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
53.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
54.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
56.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
57.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
58.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
59.Aptus Defined Risk ETF, Series of ETF Series Solutions
60.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62.Blue Horizon BNE ETF, Series of ETF Series Solutions
63.Carbon Strategy ETF, Series of ETF Series Solutions
64.ClearShares OCIO ETF, Series of ETF Series Solutions
65.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
66.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
67.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.Hoya Capital Housing ETF, Series of ETF Series Solutions
72.iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
73.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta Q ETF, Series of ETF Series Solutions
77.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
78.Loncar China BioPharma ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
81.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
82.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
84.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
85.Opus Small Cap Value ETF, Series of ETF Series Solutions
86.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
87.PSYK ETF, Series of ETF Series Solutions
88.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
89.The Acquirers Fund, Series of ETF Series Solutions
90.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
91.U.S. Global JETS ETF, Series of ETF Series Solutions
92.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
93.U.S. Vegan Climate ETF, Series of ETF Series Solutions
94.First American Funds, Inc.
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The Glenmede Portfolios
98.The GoodHaven Funds Trust
99.Greenspring Fund, Incorporated
100.Harding, Loevner Funds, Inc.
101.Hennessy Funds Trust
102.Horizon Funds
103.Hotchkis & Wiley Funds

104.Intrepid Capital Management Funds Trust
105.Jacob Funds Inc.
106.The Jensen Quality Growth Fund Inc.
107.Kirr, Marbach Partners Funds, Inc.
108.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
109.Core Alternative ETF, Series of Listed Funds Trust
110.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
111.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
112.LKCM Funds
113.LoCorr Investment Trust
114.Lord Asset Management Trust
115.MainGate Trust
116.ATAC Rotation Fund, Series of Managed Portfolio Series
117.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
118.Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
119.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
120.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
121.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
122.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
123.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
124.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
125.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
126.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
127.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
128.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
129.Kensington Active Advantage Fund, Series of Managed Portfolio Series
130.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
131.Kensington Managed Income Fund, Series of Managed Portfolio Series
132.LK Balanced Fund, Series of Managed Portfolio Series
133.Muhlenkamp Fund, Series of Managed Portfolio Series
134.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
135.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
136.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
137.Port Street Quality Growth Fund, Series of Managed Portfolio Series
138.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
139.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
140.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
141.Reinhart International PMV Fund, Series of Managed Portfolio Series
142.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
143.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
144.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
145.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
146.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
147.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
148.Argent Small Cap Fund, Series of Manager Directed Portfolios
149.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
150.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
151.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
152.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
153.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
154.Matrix Advisors Funds Trust
155.Matrix Advisors Value Fund, Inc.
156.Monetta Trust
157.Nicholas Equity Income Fund, Inc.
158.Nicholas Fund, Inc.
159.Nicholas II, Inc.
160.Nicholas Limited Edition, Inc.
161.Permanent Portfolio Family of Funds
162.Perritt Funds, Inc.

163.Procure ETF Trust II
164.Professionally Managed Portfolios
165.Prospector Funds, Inc.
166.Provident Mutual Funds, Inc.
167.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
168.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
169.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
170.Aquarius International Fund, Series of The RBB Fund, Inc.
171.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
172.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
173.Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
174.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
175.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
176.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
177.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
178.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
179.Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
180.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
181.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
182.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
184.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
185.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
186.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
187.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
188.SGI Global Equity Fund, Series of The RBB Fund, Inc.
189.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
190.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
191.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
193.SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
194.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
195.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
196.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
197.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
198.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
199.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
200.RBC Funds Trust
201.Series Portfolios Trust
202.Thompson IM Funds, Inc.
203.TrimTabs ETF Trust
204.Trust for Advised Portfolios
205.Barrett Growth Fund, Series of Trust for Professional Managers
206.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
207.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
208.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
209.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
210.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
211.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
212.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
213.Jensen Quality Value Fund, Series of Trust for Professional Managers
214.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
215.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
216.USQ Core Real Estate Fund
217.Wall Street EWM Funds Trust
218.Wisconsin Capital Funds, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200 Milwaukee, WI 53202	Treasurer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Ave., Suite 2200 Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Bridges Investment Management, Inc. 13333 California Street, Suite 500 Omaha, Nebraska 68154
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201

Records Relating to:	Are located at:
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Advisors, LLC 11300 US Highway 1, Suite 500 Palm Beach Gardens, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 841 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 7th day of October, 2022.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 841 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	October 7, 2022
Kathleen T. Barr

Eric W. Falkeis*	Trustee	October 7, 2022
Eric W. Falkeis

Steven J. Paggioli*	Trustee	October 7, 2022
Steven J. Paggioli

Ashi S. Parikh*	Trustee	October 7, 2022
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	October 7, 2022
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	October 7, 2022
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	October 7, 2022
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		October 7, 2022
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Description
EX.99.(d)(iv)	Amendment to Schedule A of the Investment Advisory Agreement
EX.99.(e)(ii)(E)	Amendment to the Distribution Agreement
EX.99.(g)(v)(A)	Amendment to the Amended and Restated Custody Agreement
EX.99.(h)(i)(D)(1)	Amendment to the Fund Administration Servicing Agreement
EX.99.(h)(ii)(D)(1)	Amendment to the Fund Accounting Servicing Agreement
EX.99.(h)(iii)(D)(1)	Amendment to the Transfer Agent Servicing Agreement
EX.99.(h)(v)(B)	Amendment to the Operating Expenses Limitation Agreement
EX.99.(i)(xvii)	Opinion of Counsel by Sullivan & Worcester LLP
EX.99.(j)(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP
EX.99.(j)(ii)	Consent of Independent Registered Public Accounting Firm Cohen & Co., Ltd.